AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 69.1%
Affiliated Mutual Funds — 14.7%
AST ClearBridge Dividend Growth Portfolio*	12,587,447	$330,672,224
AST Emerging Markets Equity Portfolio*	5,431,130	55,397,529
AST Goldman Sachs Small-Cap Value Portfolio*	3,766,860	114,399,526
AST High Yield Portfolio*	5,090,282	62,814,083
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,323,307	135,092,443
AST Jennison Large-Cap Growth Portfolio*	2,101,264	144,756,088
AST MFS Growth Portfolio*	3,120,249	155,263,610
AST MFS Large-Cap Value Portfolio*	6,149,530	172,125,332
AST Prudential Core Bond Portfolio*	23,951,369	334,121,602
AST Small-Cap Growth Opportunities Portfolio*	3,917,577	126,106,814
AST Small-Cap Growth Portfolio*	1,565,782	129,787,703
AST Small-Cap Value Portfolio*	3,202,770	115,491,875
AST T. Rowe Price Large-Cap Growth Portfolio*	1,904,743	137,808,144
AST T. Rowe Price Natural Resources Portfolio*	4,790,743	120,199,743
AST Western Asset Emerging Markets Debt Portfolio*	3,254,574	41,756,178

Total Affiliated Mutual Funds (cost $1,773,854,036)(wd)		2,175,792,894
Common Stocks — 40.0%
Aerospace & Defense — 0.4%
Airbus SE (France)*	31,315	4,137,871
Curtiss-Wright Corp.	30,400	3,835,872
General Dynamics Corp.	75,819	14,862,798
Howmet Aerospace, Inc.	71,300	2,224,560
Lockheed Martin Corp.	37,700	13,010,270
Northrop Grumman Corp.	46,724	16,827,649
Raytheon Technologies Corp.	108,882	9,359,497
		64,258,517
Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	194,224	12,213,827
Expeditors International of Washington, Inc.	14,100	1,679,733
FedEx Corp.	68,696	15,064,346
SG Holdings Co. Ltd. (Japan)	26,100	742,437
United Parcel Service, Inc. (Class B Stock)	49,524	9,018,321
Yamato Holdings Co. Ltd. (Japan)	72,100	1,826,257
		40,544,921
Airlines — 0.0%
Alaska Air Group, Inc.*	17,500	1,025,500
Delta Air Lines, Inc.*	42,875	1,826,904
		2,852,404
Auto Components — 0.1%
Aisin Corp. (Japan)	27,300	983,114
Aptiv PLC*	19,034	2,835,495
	Shares	Value

Common Stocks (continued)
Auto Components (cont’d.)
Bridgestone Corp. (Japan)	171,400	$8,093,970
Cie Generale des Etablissements Michelin SCA (France)	19,445	2,980,545
Magna International, Inc. (Canada)	24,723	1,860,159
		16,753,283
Automobiles — 0.8%
BYD Co. Ltd. (China) (Class H Stock)	12,500	389,730
Daimler AG (Germany)	67,006	5,923,685
Ferrari NV (Italy)	23,002	4,787,711
Ford Motor Co.*	783,700	11,097,192
General Motors Co.*	83,064	4,378,303
Hero MotoCorp Ltd. (India)	10,291	392,237
Honda Motor Co. Ltd. (Japan)	17,600	538,575
Isuzu Motors Ltd. (Japan)	726,900	9,511,329
Kia Corp. (South Korea)	9,226	623,187
Stellantis NV	45,732	869,434
Tesla, Inc.*(a)	73,392	56,914,028
Toyota Motor Corp. (Japan)	668,000	11,857,707
Volkswagen AG (Germany)	2,597	801,163
Yamaha Motor Co. Ltd. (Japan)	358,659	10,005,182
		118,089,463
Banks — 2.3%
Absa Group Ltd. (South Africa)	69,561	702,779
Australia & New Zealand Banking Group Ltd. (Australia)	223,280	4,489,638
Banco Bilbao Vizcaya Argentaria SA (Spain)	321,189	2,112,600
Bank Hapoalim BM (Israel)	94,060	827,010
Bank Leumi Le-Israel BM (Israel)	916,147	7,811,809
Bank of America Corp.	630,982	26,785,186
Bank of China Ltd. (China) (Class H Stock)	1,177,000	416,504
Bank of Ireland Group PLC (Ireland)*	139,915	814,847
Bank of Nova Scotia (The) (Canada)	5,995	368,996
Barclays PLC (United Kingdom)	1,862,278	4,722,756
BNP Paribas SA (France)	130,986	8,362,647
China Construction Bank Corp. (China) (Class H Stock)	2,298,000	1,636,586
Citigroup, Inc.	314,415	22,065,645
Citizens Financial Group, Inc.	116,000	5,449,680
Commonwealth Bank of Australia (Australia)	136,817	10,206,667
Credit Agricole SA (France)	498,895	6,866,884
DBS Group Holdings Ltd. (Singapore)	682,300	15,098,635
DNB Bank ASA (Norway)	226,729	5,172,801
East West Bancorp, Inc.	20,511	1,590,423
FNB Corp.	136,700	1,588,454
Hana Financial Group, Inc. (South Korea)	22,816	885,347
HSBC Holdings PLC (United Kingdom)	153,695	804,009
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	646,000	358,093
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	102,680	545,257
JPMorgan Chase & Co.	254,685	41,689,388
A1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
KB Financial Group, Inc. (South Korea)	16,001	$746,274
KBC Group NV (Belgium)	20,770	1,863,880
KeyCorp	207,400	4,483,988
Lloyds Banking Group PLC (United Kingdom)	5,913,654	3,664,733
Mediobanca Banca di Credito Finanziario SpA (Italy)*	52,542	632,500
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,632,500	15,465,228
Mizuho Financial Group, Inc. (Japan)	187,400	2,653,969
National Australia Bank Ltd. (Australia)	334,241	6,619,203
NatWest Group PLC (United Kingdom)	426,343	1,286,837
Nordea Bank Abp (Finland)	1,054,689	13,625,419
Oversea-Chinese Banking Corp. Ltd. (Singapore)	260,800	2,189,558
Pinnacle Financial Partners, Inc.	9,482	892,067
PNC Financial Services Group, Inc. (The)	140,533	27,493,876
Regions Financial Corp.	376,200	8,016,822
Sberbank of Russia PJSC (Russia), ADR	102,350	1,919,546
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	282,138	3,980,994
Sumitomo Mitsui Financial Group, Inc. (Japan)	76,600	2,690,411
Svenska Handelsbanken AB (Sweden) (Class A Stock)	122,045	1,369,540
Swedbank AB (Sweden) (Class A Stock)	27,640	557,421
Synovus Financial Corp.	91,400	4,011,546
Tisco Financial Group PCL (Thailand)	454,300	1,224,926
Toronto-Dominion Bank (The) (Canada)	14,674	971,431
Truist Financial Corp.	352,731	20,687,673
U.S. Bancorp	182,490	10,847,206
United Overseas Bank Ltd. (Singapore)	91,500	1,727,085
Wells Fargo & Co.	515,032	23,902,635
Wintrust Financial Corp.	13,287	1,067,876
		335,965,285
Beverages — 0.5%
Ambev SA (Brazil)	163,700	460,822
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	22,739	1,282,025
Carlsberg A/S (Denmark) (Class B Stock)	8,640	1,410,816
Coca-Cola Co. (The)	498,824	26,173,295
Coca-Cola Europacific Partners PLC (United Kingdom)	32,779	1,812,351
Coca-Cola HBC AG (Russia)*	117,351	3,771,681
Diageo PLC (United Kingdom)	33,571	1,622,142
Diageo PLC (United Kingdom), ADR(a)	35,007	6,756,351
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	14,500	370,655
Kirin Holdings Co. Ltd. (Japan)	71,600	1,325,752
Monster Beverage Corp.*	29,370	2,608,937
PepsiCo, Inc.	155,941	23,455,086
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	20,676	$4,559,641
Remy Cointreau SA (France)	12,921	2,505,154
Suntory Beverage & Food Ltd. (Japan)	12,600	523,799
		78,638,507
Biotechnology — 0.6%
AbbVie, Inc.	325,471	35,108,557
Amgen, Inc.	5,018	1,067,078
Argenx SE (Netherlands), ADR*	9,675	2,921,850
Biogen, Inc.*	6,788	1,920,936
BioMarin Pharmaceutical, Inc.*	16,942	1,309,447
BioNTech SE (Germany), ADR*(a)	11,266	3,075,505
Exelixis, Inc.*	103,400	2,185,876
Horizon Therapeutics PLC*	50,500	5,531,770
Moderna, Inc.*	12,800	4,926,208
Regeneron Pharmaceuticals, Inc.*	25,251	15,281,400
United Therapeutics Corp.*	18,000	3,322,440
Vertex Pharmaceuticals, Inc.*	60,000	10,883,400
		87,534,467
Building Products — 0.4%
AGC, Inc. (Japan)	15,900	820,320
Carlisle Cos., Inc.	20,700	4,114,953
Carrier Global Corp.	228,400	11,821,984
Cie de Saint-Gobain (France)	172,879	11,642,876
Fortune Brands Home & Security, Inc.	13,200	1,180,344
Geberit AG (Switzerland)	3,063	2,253,632
Johnson Controls International PLC	208,070	14,165,406
Kingspan Group PLC (Ireland)	12,846	1,262,374
Nibe Industrier AB (Sweden) (Class B Stock)	119,114	1,504,492
Trane Technologies PLC	11,470	1,980,295
Xinyi Glass Holdings Ltd. (Hong Kong)	2,922,000	8,726,561
		59,473,237
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	98,574	1,691,604
Abrdn PLC (United Kingdom)	1,111,841	3,813,296
Ameriprise Financial, Inc.	10,629	2,807,332
Amundi SA (France), 144A	43,964	3,703,277
Apollo Global Management, Inc.	98,775	6,083,552
Bank of New York Mellon Corp. (The)	53,500	2,773,440
BlackRock, Inc.	14,879	12,478,422
Blackstone, Inc.	18,329	2,132,396
Cboe Global Markets, Inc.	22,000	2,724,920
Charles Schwab Corp. (The)	34,557	2,517,132
CME Group, Inc.	24,622	4,761,402
Daiwa Securities Group, Inc. (Japan)	113,526	662,000
EQT AB (Sweden)	20,242	843,943
Evercore, Inc. (Class A Stock)	20,400	2,726,868
Goldman Sachs Group, Inc. (The)	80,749	30,525,544
IG Group Holdings PLC (United Kingdom)	138,006	1,502,488
Invesco Ltd.	47,400	1,142,814
Janus Henderson Group PLC	25,400	1,049,782
Julius Baer Group Ltd. (Switzerland)	156,282	10,376,776
KKR & Co., Inc.	144,250	8,781,940

A2

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)	23,024	$1,054,499
Macquarie Group Ltd. (Australia)	43,540	5,661,722
Moody’s Corp.	34,600	12,286,806
Morgan Stanley	93,539	9,102,280
Morningstar, Inc.	2,100	543,963
MSCI, Inc.	9,500	5,779,230
Nasdaq, Inc.	13,200	2,547,864
Northern Trust Corp.	93,189	10,046,706
Partners Group Holding AG (Switzerland)	1,882	2,942,302
Raymond James Financial, Inc.	66,600	6,145,848
S&P Global, Inc.	9,339	3,968,048
Schroders PLC (United Kingdom)	77,044	3,710,788
St. James’s Place PLC (United Kingdom)	62,413	1,265,200
State Street Corp.	116,900	9,903,768
Stifel Financial Corp.	76,400	5,192,144
T. Rowe Price Group, Inc.	10,998	2,163,307
UBS Group AG (Switzerland)	1,019,272	16,345,562
		201,758,965
Chemicals — 0.7%
Air Products & Chemicals, Inc.	11,050	2,830,016
Arkema SA (France)	4,994	660,935
Asahi Kasei Corp. (Japan)	104,000	1,103,115
BASF SE (Germany)	23,137	1,759,696
Celanese Corp.	36,900	5,558,616
Chemours Co. (The)	158,400	4,603,104
Covestro AG (Germany), 144A	151,964	10,378,488
Dow, Inc.	161,430	9,291,911
DuPont de Nemours, Inc.	148,000	10,062,520
Eastman Chemical Co.	32,104	3,234,157
Ecolab, Inc.	10,435	2,176,950
Evonik Industries AG (Germany)	16,558	519,900
Givaudan SA (Switzerland)	965	4,411,280
Linde PLC (United Kingdom) (NYSE)	14,401	4,224,965
Linde PLC (United Kingdom) (AQUIS)	4,203	1,240,339
Mitsui Chemicals, Inc. (Japan)	263,400	8,798,542
Mosaic Co. (The)	284,500	10,162,340
Nitto Denko Corp. (Japan)	17,100	1,215,459
Olin Corp.	57,900	2,793,675
Orbia Advance Corp. SAB de CV (Mexico)	145,731	374,115
PPG Industries, Inc.	46,623	6,667,555
Solvay SA (Belgium)	6,104	743,473
Sumitomo Chemical Co. Ltd. (Japan)	120,300	626,883
Toray Industries, Inc. (Japan)	109,200	697,568
Tosoh Corp. (Japan)	176,900	3,210,555
Westlake Chemical Corp.	75,865	6,914,336
Yara International ASA (Brazil)	14,661	727,129
		104,987,622
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	137,113	1,059,850
Clean Harbors, Inc.*	59,500	6,180,265
Copart, Inc.*	59,700	8,281,584
Rentokil Initial PLC (United Kingdom)	149,948	1,177,078
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Republic Services, Inc.	28,162	$3,381,129
Securitas AB (Sweden) (Class B Stock)	33,094	523,003
		20,602,909
Communications Equipment — 0.2%
Ciena Corp.*	10,957	562,642
Cisco Systems, Inc.	214,660	11,683,944
Motorola Solutions, Inc.	47,700	11,081,664
Nokia OYJ (Finland)*	453,450	2,496,347
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	84,394	950,966
Ubiquiti, Inc.	9,200	2,747,764
VTech Holdings Ltd. (Hong Kong)	79,500	579,278
		30,102,605
Construction & Engineering — 0.0%
Skanska AB (Sweden) (Class B Stock)	123,126	3,088,289
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	122,000	658,134
Eagle Materials, Inc.	8,800	1,154,208
HeidelbergCement AG (Germany)	96,210	7,185,045
Holcim Ltd. (Switzerland)*	121,309	5,858,853
		14,856,240
Consumer Finance — 0.3%
AEON Financial Service Co. Ltd. (Japan)	41,200	520,233
American Express Co.	21,743	3,642,605
Capital One Financial Corp.	132,865	21,520,144
Discover Financial Services	53,600	6,584,760
OneMain Holdings, Inc.	142,800	7,901,124
SLM Corp.	97,375	1,713,800
		41,882,666
Containers & Packaging — 0.1%
Avery Dennison Corp.	53,293	11,042,842
Crown Holdings, Inc.	58,701	5,915,887
Smurfit Kappa Group PLC (Ireland)	20,600	1,071,800
Transcontinental, Inc. (Canada) (Class A Stock)	75,292	1,196,017
		19,226,546
Distributors — 0.1%
Genuine Parts Co.	31,200	3,782,376
LKQ Corp.*	113,900	5,731,448
		9,513,824
Diversified Consumer Services — 0.0%
Service Corp. International	88,646	5,341,808
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	117,200	31,988,568
Chailease Holding Co. Ltd. (Taiwan)	134,000	1,176,272
Industrivarden AB (Sweden) (Class C Stock)	79,719	2,469,068

A3

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
M&G PLC (United Kingdom)	793,378	$2,175,299
ORIX Corp. (Japan)	31,500	586,923
		38,396,130
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	513,700	13,875,037
Deutsche Telekom AG (Germany)	154,696	3,106,519
Hellenic Telecommunications Organization SA (Greece)	54,990	1,031,843
Koninklijke KPN NV (Netherlands)	723,549	2,278,265
Swisscom AG (Switzerland)	12,863	7,412,274
Telefonica SA (Spain)	2,088,099	9,754,522
United Internet AG (Germany)	13,712	531,513
Verizon Communications, Inc.	447,847	24,188,216
		62,178,189
Electric Utilities — 0.7%
Chubu Electric Power Co., Inc. (Japan)	126,200	1,494,158
CLP Holdings Ltd. (Hong Kong)	107,000	1,029,229
Electricite de France SA (France)	76,360	961,529
Endesa SA (Spain)	152,684	3,078,635
Enel SpA (Italy)	654,273	5,038,977
Energisa SA (Brazil), UTS	130,800	1,057,545
Entergy Corp.(a)	91,300	9,067,003
Evergy, Inc.	61,300	3,812,860
Exelon Corp.	86,200	4,166,908
FirstEnergy Corp.	240,000	8,548,800
Fortum OYJ (Finland)	221,766	6,739,153
Hawaiian Electric Industries, Inc.	70,445	2,876,269
Iberdrola SA (Spain)	575,251	5,774,034
NextEra Energy, Inc.	124,122	9,746,059
OGE Energy Corp.	29,400	969,024
Power Assets Holdings Ltd. (Hong Kong)	241,000	1,414,971
PPL Corp.	89,200	2,486,896
Red Electrica Corp. SA (Spain)	309,995	6,214,841
Southern Co. (The)	108,900	6,748,533
SSE PLC (United Kingdom)	461,063	9,745,742
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	164,725	1,093,176
Xcel Energy, Inc.	83,326	5,207,875
		97,272,217
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	389,976	13,055,920
Acuity Brands, Inc.	10,200	1,768,374
AMETEK, Inc.	74,899	9,288,225
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	53,898	4,372,949
Eaton Corp. PLC	76,905	11,482,686
Emerson Electric Co.	163,458	15,397,744
Hubbell, Inc.	5,100	921,417
Legrand SA (France)	31,979	3,425,078
Mitsubishi Electric Corp. (Japan)	150,300	2,089,889
nVent Electric PLC	28,300	914,939
Regal Beloit Corp.	14,200	2,134,828
Schneider Electric SE	60,762	10,101,979
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Signify NV (Netherlands), 144A	19,957	$995,917
		75,949,945
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.*	8,000	898,320
AU Optronics Corp. (Taiwan)	586,000	367,902
CDW Corp.	20,400	3,713,208
Corning, Inc.	174,153	6,354,843
Hexagon AB (Sweden) (Class B Stock)	163,326	2,524,928
Hon Hai Precision Industry Co. Ltd. (Taiwan)	182,000	679,520
Jabil, Inc.	20,000	1,167,400
Keyence Corp. (Japan)	24,026	14,348,228
Littelfuse, Inc.	4,162	1,137,350
Murata Manufacturing Co. Ltd. (Japan)	41,100	3,664,170
Shimadzu Corp. (Japan)	37,900	1,663,968
SYNNEX Corp.	38,700	4,028,670
Zebra Technologies Corp. (Class A Stock)*	14,300	7,370,506
		47,919,013
Energy Equipment & Services — 0.1%
Halliburton Co.	453,800	9,811,156
Schlumberger NV	48,400	1,434,576
		11,245,732
Entertainment — 0.7%
Activision Blizzard, Inc.	72,300	5,595,297
Capcom Co. Ltd. (Japan)	18,900	519,523
DeNA Co. Ltd. (Japan)	44,900	832,044
Electronic Arts, Inc.	24,600	3,499,350
GungHo Online Entertainment, Inc. (Japan)	63,200	1,162,464
Koei Tecmo Holdings Co. Ltd. (Japan)	11,000	521,456
Konami Holdings Corp. (Japan)	112,897	7,066,426
NetEase, Inc. (China), ADR	14,166	1,209,776
Netflix, Inc.*	50,272	30,683,013
Nintendo Co. Ltd. (Japan)	10,400	5,028,165
Roku, Inc.*	2,311	724,152
Sea Ltd. (Taiwan), ADR*	46,748	14,899,990
Walt Disney Co. (The)*	136,993	23,175,106
World Wrestling Entertainment, Inc. (Class A Stock)(a)	110,100	6,194,226
		101,110,988
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.	26,690	5,099,658
American Campus Communities, Inc.	30,652	1,485,089
American Tower Corp.	9,759	2,590,136
Apartment Income REIT Corp.	109,200	5,330,052
AvalonBay Communities, Inc.	44,881	9,947,425
Boston Properties, Inc.	4,830	523,331
Cousins Properties, Inc.	28,143	1,049,452
Crown Castle International Corp.	8,135	1,409,958
Dexus (Australia)	360,973	2,800,340
Equinix, Inc.	3,644	2,879,234
Equity Residential	21,900	1,772,148

A4

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Extra Space Storage, Inc.	32,600	$5,476,474
Gaming & Leisure Properties, Inc.	34,320	1,589,702
Goodman Group (Australia)	454,824	7,028,168
Highwoods Properties, Inc.	20,600	903,516
Invitation Homes, Inc.	133,600	5,120,888
Japan Real Estate Investment Corp. (Japan)	164	985,271
Lamar Advertising Co. (Class A Stock)	61,900	7,022,555
Link REIT (Hong Kong)	173,700	1,487,154
Medical Properties Trust, Inc.	113,500	2,277,945
Orix JREIT, Inc. (Japan)	562	978,491
Prologis, Inc.	178,206	22,352,379
Public Storage	15,700	4,664,470
Realty Income Corp.	5,850	379,431
Regency Centers Corp.	22,400	1,508,192
SBA Communications Corp.	40,895	13,518,660
Segro PLC (United Kingdom)	33,140	532,642
Simon Property Group, Inc.	12,000	1,559,640
Stockland (Australia)	1,861,561	5,939,723
Sun Communities, Inc.	38,100	7,052,310
Tritax Big Box REIT PLC (United Kingdom)	168,521	482,604
Ventas, Inc.	44,249	2,442,987
Vornado Realty Trust	4,783	200,934
Welltower, Inc.	26,500	2,183,600
Weyerhaeuser Co.	286,100	10,176,577
		140,751,136
Food & Staples Retailing — 0.6%
BIM Birlesik Magazalar A/S (Turkey)	61,980	444,961
Carrefour SA (France)	50,342	904,811
Coles Group Ltd. (Australia)	102,948	1,255,471
Costco Wholesale Corp.	15,451	6,942,907
Etablissements Franz Colruyt NV (Belgium)	9,336	477,583
ICA Gruppen AB (Sweden)	11,640	534,465
J Sainsbury PLC (United Kingdom)	137,036	523,872
Kesko OYJ (Finland) (Class B Stock)	22,815	787,228
Koninklijke Ahold Delhaize NV (Netherlands)	335,804	11,167,890
Kroger Co. (The)	106,400	4,301,752
Seven & i Holdings Co. Ltd. (Japan)	44,900	2,039,862
Sugi Holdings Co. Ltd. (Japan)	6,800	493,940
Sysco Corp.(a)	133,544	10,483,204
Tesco PLC (United Kingdom)	2,288,291	7,785,171
Walgreens Boots Alliance, Inc.	125,200	5,890,660
Wal-Mart de Mexico SAB de CV (Mexico)	236,757	802,323
Walmart, Inc.	208,088	29,003,305
		83,839,405
Food Products — 0.6%
Ajinomoto Co., Inc. (Japan)	37,700	1,112,748
Archer-Daniels-Midland Co.	64,000	3,840,640
Bunge Ltd.	66,700	5,424,044
Darling Ingredients, Inc.*	34,062	2,449,058
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Gruma SAB de CV (Mexico) (Class B Stock)	44,595	$509,737
Hershey Co. (The)	41,999	7,108,331
Inghams Group Ltd. (Australia)	170,452	504,902
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	107,200	625,556
JBS SA	93,091	632,145
Kraft Heinz Co. (The)	213,100	7,846,342
Mondelez International, Inc. (Class A Stock)	151,657	8,823,404
Nestle SA (Switzerland)	238,416	28,751,447
NH Foods Ltd. (Japan)	13,800	520,244
Orkla ASA (Norway)	432,418	3,972,262
Tyson Foods, Inc. (Class A Stock)	121,700	9,606,998
Viscofan SA (Spain)	5,438	355,916
Wilmar International Ltd. (China)	2,120,400	6,542,315
		88,626,089
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	165,900	3,040,911
Snam SpA (Italy)	169,223	938,170
		3,979,081
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	168,112	19,859,071
ABIOMED, Inc.*	3,100	1,009,112
Alcon, Inc. (Switzerland) (XSWX)	15,350	1,245,598
Alcon, Inc. (Switzerland) (NYSE)(a)	33,243	2,675,064
Align Technology, Inc.*	19,083	12,698,401
Baxter International, Inc.	43,100	3,466,533
Becton, Dickinson & Co.	8,948	2,199,597
Boston Scientific Corp.*	359,615	15,603,695
Cooper Cos., Inc. (The)	1,481	612,112
Danaher Corp.	71,105	21,647,206
DENTSPLY SIRONA, Inc.	60,600	3,517,830
Edwards Lifesciences Corp.*	90,500	10,245,505
Envista Holdings Corp.*	84,000	3,512,040
Hoya Corp. (Japan)	30,300	4,730,202
Intuitive Surgical, Inc.*	19,969	19,852,181
Koninklijke Philips NV (Netherlands)	50,562	2,244,781
Medtronic PLC	112,501	14,102,000
Menicon Co. Ltd. (Japan)	72,980	2,838,412
Olympus Corp. (Japan)	17,400	381,817
Sonova Holding AG (Switzerland)	28,553	10,820,823
Straumann Holding AG (Switzerland)	3,074	5,528,866
Stryker Corp.	71,046	18,736,251
Teleflex, Inc.	3,600	1,355,580
Zimmer Biomet Holdings, Inc.	15,027	2,199,352
		181,082,029
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.*	24,847	1,584,742
AmerisourceBergen Corp.	13,813	1,649,963
Amplifon SpA (Italy)	38,861	1,850,339
Anthem, Inc.	39,400	14,688,320
Centene Corp.*	30,809	1,919,709
Cigna Corp.	55,063	11,021,410

A5

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
CVS Health Corp.	147,495	$12,516,426
Fresenius Medical Care AG & Co. KGaA (Germany)	16,777	1,179,357
Fresenius SE & Co. KGaA (Germany)	217,195	10,405,681
H.U. Group Holdings, Inc. (Japan)	26,500	721,588
HCA Healthcare, Inc.	20,800	5,048,576
Laboratory Corp. of America Holdings*	29,985	8,438,978
Medipal Holdings Corp. (Japan)	156,500	2,953,031
Molina Healthcare, Inc.*	29,366	7,967,289
Sonic Healthcare Ltd. (Australia)	314,174	9,143,085
UnitedHealth Group, Inc.	86,746	33,895,132
Universal Health Services, Inc. (Class B Stock)	11,200	1,549,744
		126,533,370
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	25,100	7,233,067
Hotels, Restaurants & Leisure — 0.9%
Aramark	46,547	1,529,534
Booking Holdings, Inc.*	7,451	17,687,705
Darden Restaurants, Inc.	45,497	6,891,431
Domino’s Pizza Enterprises Ltd. (Australia)	4,920	566,830
Evolution AB (Sweden), 144A	40,559	6,168,651
Flutter Entertainment PLC (Ireland)*	9,949	1,961,291
Greggs PLC (United Kingdom)	18,760	747,306
La Francaise des Jeux SAEM (France), 144A	46,891	2,413,806
Las Vegas Sands Corp.*	32,400	1,185,840
Marriott International, Inc. (Class A Stock)*	57,353	8,493,406
McDonald’s Corp.	153,325	36,968,191
McDonald’s Holdings Co. Japan Ltd. (Japan)	188,852	8,919,811
MGM Resorts International	195,877	8,452,092
Penn National Gaming, Inc.*	7,190	520,987
Royal Caribbean Cruises Ltd.*(a)	18,207	1,619,513
Starbucks Corp.	154,326	17,023,701
Tabcorp Holdings Ltd. (Australia)	377,450	1,324,084
Yum China Holdings, Inc. (China)(a)	33,357	1,938,375
Yum! Brands, Inc.	44,928	5,495,144
		129,907,698
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	79,758	703,365
D.R. Horton, Inc.	98,682	8,286,328
Iida Group Holdings Co. Ltd. (Japan)	201,300	5,175,449
Lennar Corp. (Class A Stock)	12,279	1,150,297
Panasonic Corp. (Japan)	180,400	2,237,988
Persimmon PLC (United Kingdom)	65,251	2,348,328
PulteGroup, Inc.	73,800	3,388,896
Sekisui House Ltd. (Japan)	51,100	1,073,571
Sony Group Corp. (Japan)	26,600	2,951,498
Tempur Sealy International, Inc.	83,400	3,870,594
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Toll Brothers, Inc.	11,924	$659,278
		31,845,592
Household Products — 0.2%
Henkel AG & Co. KGaA (Germany)	8,617	741,996
Procter & Gamble Co. (The)	239,821	33,526,976
		34,268,972
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	324,600	7,410,618
Industrial Conglomerates — 0.3%
3M Co.	23,600	4,139,912
DCC PLC (United Kingdom)	68,800	5,726,934
General Electric Co.	148,079	15,256,579
Hitachi Ltd. (Japan)	44,900	2,655,197
Honeywell International, Inc.	103,326	21,934,043
Siemens AG (Germany)	8,576	1,401,957
		51,114,622
Insurance — 1.2%
Aflac, Inc.	40,700	2,121,691
Ageas SA/NV (Belgium)	48,581	2,415,182
AIA Group Ltd. (Hong Kong)	218,400	2,523,671
Alleghany Corp.*	1,733	1,082,102
Allianz SE (Germany)	68,698	15,461,972
American International Group, Inc.	86,000	4,720,540
Aon PLC (Class A Stock)	14,200	4,057,934
Arch Capital Group Ltd.*	24,000	916,320
Arthur J. Gallagher & Co.	11,142	1,656,258
Axis Capital Holdings Ltd.	22,386	1,030,651
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	524,800	1,560,807
Chubb Ltd.	109,093	18,925,454
Dai-ichi Life Holdings, Inc. (Japan)	471,700	10,392,856
Fairfax Financial Holdings Ltd. (Canada)	4,518	1,823,858
Fidelity National Financial, Inc.	82,600	3,745,084
Hartford Financial Services Group, Inc. (The)	77,829	5,467,487
iA Financial Corp., Inc. (Canada)	11,276	639,739
Japan Post Holdings Co. Ltd. (Japan)	1,139,200	9,610,167
Japan Post Insurance Co. Ltd. (Japan)	29,400	534,445
Legal & General Group PLC (United Kingdom)	465,223	1,752,875
Lincoln National Corp.	28,300	1,945,625
Manulife Financial Corp. (Canada)	119,123	2,292,925
Markel Corp.*	2,700	3,226,851
Marsh & McLennan Cos., Inc.	100,574	15,229,921
Medibank Private Ltd. (Australia)	235,810	604,962
MetLife, Inc.	297,583	18,369,799
NN Group NV (Netherlands)	200,646	10,481,413
Old Republic International Corp.	175,000	4,047,750
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	910,000	884,237
Poste Italiane SpA (Italy), 144A	344,983	4,741,485
Progressive Corp. (The)	30,642	2,769,730
Reinsurance Group of America, Inc.	46,500	5,173,590

A6

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)	10,189	$1,420,347
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	8,679	1,717,685
Suncorp Group Ltd. (Australia)	79,585	714,946
Swiss Life Holding AG (Switzerland)	2,918	1,475,546
Travelers Cos., Inc. (The)	28,600	4,347,486
W.R. Berkley Corp.	46,200	3,380,916
		173,264,307
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	36,740	98,225,125
Alphabet, Inc. (Class C Stock)*	20,200	53,839,262
Auto Trader Group PLC (United Kingdom), 144A	73,018	575,654
carsales.com Ltd. (Australia)	32,625	590,127
Facebook, Inc. (Class A Stock)*	258,448	87,714,667
NAVER Corp. (South Korea)	3,235	1,053,038
REA Group Ltd. (Australia)	4,495	510,294
Tencent Holdings Ltd. (China)	42,600	2,565,960
		245,074,127
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China), ADR*	17,938	2,655,721
Amazon.com, Inc.*	39,349	129,263,039
DoorDash, Inc. (Class A Stock)*	8,100	1,668,438
eBay, Inc.	91,200	6,353,904
JD.com, Inc. (China), ADR*	10,143	732,730
MercadoLibre, Inc. (Argentina)*	6,483	10,887,550
Qurate Retail, Inc. (Class A Stock)	261,700	2,666,723
Zalando SE (Germany), 144A*	5,143	470,368
ZOZO, Inc. (Japan)	144,800	5,418,383
		160,116,856
IT Services — 1.8%
Accenture PLC (Class A Stock)	47,693	15,257,945
Adyen NV (Netherlands), 144A*	6,589	18,391,439
Affirm Holdings, Inc.*(a)	5,907	703,701
Akamai Technologies, Inc.*(a)	60,561	6,334,075
Automatic Data Processing, Inc.	70,500	14,094,360
Capgemini SE (France)	13,318	2,767,362
Cognizant Technology Solutions Corp. (Class A Stock)	41,000	3,042,610
Concentrix Corp.*	5,900	1,044,300
Dlocal Ltd. (Uruguay)*(a)	39,215	2,139,570
EPAM Systems, Inc.*	18,900	10,782,072
Fidelity National Information Services, Inc.	71,372	8,684,545
Fiserv, Inc.*	115,400	12,520,900
FleetCor Technologies, Inc.*	7,902	2,064,556
Fujitsu Ltd. (Japan)	86,300	15,653,058
Gartner, Inc.*	33,004	10,029,256
Global Payments, Inc.	24,300	3,829,194
Globant SA*	12,693	3,566,860
GMO Payment Gateway, Inc. (Japan)	22,620	2,867,679
International Business Machines Corp.	18,819	2,614,524
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	119,455	$41,532,114
PayPal Holdings, Inc.*	58,718	15,279,011
Shopify, Inc. (Canada) (Class A Stock)*	8,203	11,121,463
Tata Consultancy Services Ltd. (India)	26,064	1,322,512
VeriSign, Inc.*	42,600	8,733,426
Visa, Inc. (Class A Stock)	214,171	47,706,590
		262,083,122
Leisure Products — 0.1%
Brunswick Corp.	103,335	9,844,725
Hasbro, Inc.	13,751	1,226,864
Sega Sammy Holdings, Inc. (Japan)	45,400	643,620
Shimano, Inc. (Japan)	24,500	7,201,277
Yamaha Corp. (Japan)	11,000	690,553
		19,607,039
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	13,261	2,089,005
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,200	895,140
Bruker Corp.	20,300	1,585,430
Eurofins Scientific SE (Luxembourg)	131,535	16,872,668
Illumina, Inc.*	4,100	1,663,001
IQVIA Holdings, Inc.*	51,062	12,231,392
Lonza Group AG (Switzerland)	6,165	4,628,157
Mettler-Toledo International, Inc.*	7,000	9,641,520
Thermo Fisher Scientific, Inc.	46,462	26,545,134
Waters Corp.*	11,600	4,144,680
Wuxi Biologics Cayman, Inc. (China), 144A*	130,751	2,139,706
		82,435,833
Machinery — 1.0%
Aalberts NV (Netherlands)	12,177	701,998
AGCO Corp.	58,200	7,131,246
Alfa Laval AB (Sweden)	25,964	969,584
Atlas Copco AB (Sweden) (Class A Stock)	54,713	3,309,215
Atlas Copco AB (Sweden) (Class B Stock)	32,769	1,668,443
Caterpillar, Inc.	44,960	8,630,971
CNH Industrial NV (United Kingdom)	638,784	10,672,114
Cummins, Inc.	43,800	9,835,728
Deere & Co.	55,013	18,433,206
Doosan Bobcat, Inc. (South Korea)*	9,030	300,943
Dover Corp.	23,695	3,684,572
Epiroc AB (Sweden) (Class A Stock)	121,902	2,522,623
Epiroc AB (Sweden) (Class B Stock)	32,321	573,428
FANUC Corp. (Japan)	2,400	524,148
Fortive Corp.	35,155	2,480,888
Gates Industrial Corp. PLC*	32,207	524,008
GEA Group AG (Germany)	56,022	2,558,705
Lincoln Electric Holdings, Inc.	4,244	546,585
Makita Corp. (Japan)	17,700	984,023
MINEBEA MITSUMI, Inc. (Japan)	29,500	751,276
MISUMI Group, Inc. (Japan)	23,200	984,342
NGK Insulators Ltd. (Japan)	112,600	1,899,129

A7

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Oshkosh Corp.	82,680	$8,463,952
Otis Worldwide Corp.	173,502	14,275,745
Parker-Hannifin Corp.	45,898	12,833,999
SKF AB (Sweden) (Class B Stock)	31,558	745,660
SMC Corp. (Japan)	4,700	2,940,885
Spirax-Sarco Engineering PLC (United Kingdom)	18,334	3,687,427
Stanley Black & Decker, Inc.	59,730	10,471,266
Techtronic Industries Co. Ltd. (Hong Kong)	855,502	16,823,857
		149,929,966
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	265	681,521
AP Moller - Maersk A/S (Denmark) (Class B Stock)	2,799	7,558,409
Kuehne + Nagel International AG (Switzerland)	4,480	1,533,586
Nippon Yusen KK (Japan)	126,300	9,489,872
SITC International Holdings Co. Ltd. (China)	222,000	795,255
		20,058,643
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	1,431	1,041,138
Comcast Corp. (Class A Stock)	710,713	39,750,178
CyberAgent, Inc. (Japan)	34,400	662,561
Dentsu Group, Inc. (Japan)	18,200	697,113
Fox Corp. (Class A Stock)	56,900	2,282,259
Fox Corp. (Class B Stock)	75,700	2,809,984
News Corp. (Class A Stock)	266,100	6,261,333
News Corp. (Class B Stock)	59,400	1,379,862
Publicis Groupe SA (France)	37,304	2,508,216
WPP PLC (United Kingdom)	287,895	3,857,367
		61,250,011
Metals & Mining — 0.6%
Anglo American PLC (South Africa)	103,556	3,657,859
ArcelorMittal SA (Luxembourg)	375,784	11,394,413
BHP Group Ltd. (Australia)	234,397	6,352,792
BHP Group PLC (Australia)	19,403	490,001
BlueScope Steel Ltd. (Australia)	573,629	8,459,749
Boliden AB (Sweden)	23,012	737,982
Evraz PLC (Russia)	132,214	1,050,468
Fortescue Metals Group Ltd. (Australia)	622,843	6,705,000
Freeport-McMoRan, Inc.	360,689	11,733,213
Glencore PLC (Australia)*	477,491	2,251,349
Impala Platinum Holdings Ltd. (South Africa)	25,563	289,779
JFE Holdings, Inc. (Japan)	23,200	350,437
POSCO (South Korea)	4,000	1,108,139
Reliance Steel & Aluminum Co.	54,000	7,690,680
Rio Tinto Ltd. (Australia)	29,234	2,106,648
Rio Tinto PLC (Australia)	249,526	16,430,626
Southern Copper Corp. (Peru)	18,200	1,021,748
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	107,886	$6,309,173
Tata Steel Ltd. (India)	52,969	918,321
		89,058,377
Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	148,711	1,186,380
Next PLC (United Kingdom)	42,205	4,626,572
Target Corp.	61,274	14,017,653
		19,830,605
Multi-Utilities — 0.3%
Ameren Corp.	22,056	1,786,536
CenterPoint Energy, Inc.	551,122	13,557,601
CMS Energy Corp.	23,960	1,431,131
Dominion Energy, Inc.	56,083	4,095,180
E.ON SE (Germany)	363,756	4,456,159
Engie SA (France)	144,033	1,890,567
Public Service Enterprise Group, Inc.	17,722	1,079,270
Sempra Energy	92,698	11,726,297
		40,022,741
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway)	19,508	635,553
BP PLC (United Kingdom)	3,395,062	15,368,293
Cheniere Energy, Inc.*	143,712	14,036,351
Chevron Corp.	236,860	24,029,447
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,706,000	1,330,407
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	490,000	1,144,106
ConocoPhillips	340,613	23,083,343
Enbridge, Inc. (Canada)	201,381	8,014,964
ENEOS Holdings, Inc. (Japan)	239,000	972,997
Eni SpA (Italy)	49,855	658,787
EOG Resources, Inc.	190,736	15,310,379
Equinor ASA (Norway)	79,191	2,011,064
Exxon Mobil Corp.	420,100	24,710,282
HollyFrontier Corp.	34,700	1,149,611
Inpex Corp. (Japan)	492,100	3,848,742
Kinder Morgan, Inc.	295,300	4,940,369
LUKOIL PJSC (Russia), ADR(a)	20,274	1,919,137
Lundin Energy AB (Sweden)	81,101	3,020,336
Occidental Petroleum Corp.	135,600	4,011,048
OMV AG (Austria)	136,373	8,152,011
Pembina Pipeline Corp. (Canada)	20,634	654,078
PetroChina Co. Ltd. (China) (Class H Stock)	1,030,000	483,208
Pioneer Natural Resources Co.	3,698	615,754
Repsol SA (Spain)	278,662	3,635,199
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	313,989	6,916,233
TotalEnergies SE (France)	26,759	1,276,759
Tourmaline Oil Corp. (Canada)	46,112	1,610,971
Valero Energy Corp.	34,705	2,449,132
Williams Cos., Inc. (The)	385,291	9,994,449
		185,983,010

A8

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	41,033	$1,008,207
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	6,403	956,975
Estee Lauder Cos., Inc. (The) (Class A Stock)	34,149	10,242,310
Kao Corp. (Japan)	6,500	387,184
L’Oreal SA (France)	36,633	15,115,831
Unilever PLC (United Kingdom)	381,148	20,617,134
		47,319,434
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	39,173	4,702,028
AstraZeneca PLC (United Kingdom), ADR	39,874	2,394,832
Bayer AG (Germany)	64,033	3,478,336
Bristol-Myers Squibb Co.	504,071	29,825,881
Chugai Pharmaceutical Co. Ltd. (Japan)	143,300	5,250,993
Eli Lilly & Co.	105,462	24,366,995
GlaxoSmithKline PLC (United Kingdom)	698,589	13,158,026
Ipsen SA (France)	38,676	3,697,105
Johnson & Johnson	258,556	41,756,794
Kyowa Kirin Co. Ltd. (Japan)	10,900	391,456
Merck & Co., Inc.	65,351	4,908,514
Merck KGaA (Germany)	53,764	11,668,289
Novartis AG (Switzerland)	182,413	14,939,138
Novo Nordisk A/S (Denmark) (Class B Stock)	174,551	16,843,634
Ono Pharmaceutical Co. Ltd. (Japan)	30,700	698,489
Orion OYJ (Finland) (Class B Stock)	21,030	834,307
Otsuka Holdings Co. Ltd. (Japan)	237,500	10,165,090
Pfizer, Inc.	520,592	22,390,662
Roche Holding AG (Switzerland)	67,877	24,815,915
Sanofi (France)	189,344	18,200,481
Takeda Pharmaceutical Co. Ltd. (Japan)	128,000	4,240,607
Zoetis, Inc.	97,370	18,903,412
		277,630,984
Professional Services — 0.3%
Adecco Group AG (Switzerland)	55,015	2,763,778
Bureau Veritas SA (France)	24,792	765,875
Experian PLC (United Kingdom)	56,655	2,372,857
IHS Markit Ltd.	30,741	3,585,015
Leidos Holdings, Inc.	32,803	3,153,352
ManpowerGroup, Inc.	32,300	3,497,444
Persol Holdings Co. Ltd. (Japan)	26,400	658,308
Randstad NV (Netherlands)(a)	130,675	8,752,198
Recruit Holdings Co. Ltd. (Japan)	112,200	6,830,308
Science Applications International Corp.	42,800	3,661,968
TransUnion	79,600	8,939,876
Wolters Kluwer NV (Netherlands)	21,915	2,322,853
		47,303,832
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.2%
Aldar Properties PJSC (United Arab Emirates)	428,182	$474,514
Ascendas India Trust (Singapore), UTS	468,200	492,254
BR Malls Participacoes SA (Brazil)*	278,800	415,711
CBRE Group, Inc. (Class A Stock)*	85,467	8,321,067
CK Asset Holdings Ltd. (Hong Kong)	499,000	2,876,896
Daito Trust Construction Co. Ltd. (Japan)	5,300	615,349
Daiwa House Industry Co. Ltd. (Japan)	46,000	1,536,174
Henderson Land Development Co. Ltd. (Hong Kong)	124,000	473,942
Hongkong Land Holdings Ltd. (Hong Kong)	116,000	555,220
Jones Lang LaSalle, Inc.*	9,600	2,381,664
LEG Immobilien SE (Germany)	5,418	764,984
Nomura Real Estate Holdings, Inc. (Japan)	57,600	1,497,651
Sun Hung Kai Properties Ltd. (Hong Kong)	728,000	9,067,563
		29,472,989
Road & Rail — 0.4%
Canadian National Railway Co. (Canada)	27,154	3,140,360
Canadian Pacific Railway Ltd. (Canada)	5,500	359,154
CSX Corp.	271,300	8,068,462
Norfolk Southern Corp.	49,003	11,723,968
Old Dominion Freight Line, Inc.	26,400	7,549,872
Sankyu, Inc. (Japan)	25,200	1,161,052
Schneider National, Inc. (Class B Stock)	40,500	920,970
TFI International, Inc. (Canada)	52,916	5,406,957
Uber Technologies, Inc.*	69,796	3,126,861
Union Pacific Corp.	113,864	22,318,483
		63,776,139
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*	92,366	9,504,461
Advantest Corp. (Japan)	16,800	1,505,652
Analog Devices, Inc.	64,784	10,850,024
Applied Materials, Inc.	110,300	14,198,919
ASM International NV (Netherlands)	3,949	1,543,067
ASML Holding NV (Netherlands) (XAMS)	44,225	33,021,829
ASML Holding NV (Netherlands) (XNGS)	16,779	12,502,201
Broadcom, Inc.	62,928	30,515,675
Cirrus Logic, Inc.*	31,500	2,594,025
Disco Corp. (Japan)	2,300	642,423
Intel Corp.	368,569	19,637,356
KLA Corp.	6,900	2,308,119
Lam Research Corp.	21,343	12,147,368
Microchip Technology, Inc.	41,100	6,308,439
Monolithic Power Systems, Inc.	9,000	4,362,120
NVIDIA Corp.	168,541	34,914,954
NXP Semiconductors NV (China)	38,005	7,444,039

A9

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ON Semiconductor Corp.*	30,800	$1,409,716
Qorvo, Inc.*	23,900	3,995,841
QUALCOMM, Inc.	221,276	28,540,179
Renesas Electronics Corp. (Japan)*	99,000	1,231,708
Rohm Co. Ltd. (Japan)	7,000	665,929
Silicon Motion Technology Corp. (Taiwan), ADR	9,073	625,856
STMicroelectronics NV (Switzerland)	131,834	5,761,538
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	132,669	14,812,494
Teradyne, Inc.	29,200	3,187,764
Texas Instruments, Inc.	173,191	33,289,042
Tokyo Electron Ltd. (Japan)	20,500	9,114,684
Universal Display Corp.	15,156	2,591,070
		309,226,492
Software — 2.9%
Adobe, Inc.*	64,030	36,863,352
ANSYS, Inc.*	3,500	1,191,575
Atlassian Corp. PLC (Class A Stock)*	31,968	12,512,915
Autodesk, Inc.*	43,000	12,262,310
Black Knight, Inc.*	39,200	2,822,400
CDK Global, Inc.	32,000	1,361,600
Ceridian HCM Holding, Inc.*	12,827	1,444,577
Check Point Software Technologies Ltd. (Israel)*	7,100	802,584
Constellation Software, Inc. (Canada)	1,424	2,332,882
Dassault Systemes SE (France)	362,398	19,033,945
Descartes Systems Group, Inc. (The) (Canada)*	4,764	387,785
Dolby Laboratories, Inc. (Class A Stock)	33,000	2,904,000
Intuit, Inc.	22,504	12,141,133
Kingsoft Corp. Ltd. (China)	128,800	516,054
Manhattan Associates, Inc.*	59,500	9,105,285
Microsoft Corp.	748,491	211,014,582
Nice Ltd. (Israel), ADR*(a)	1,891	537,120
Oracle Corp.	106,500	9,279,345
Palo Alto Networks, Inc.*	12,668	6,067,972
Paycom Software, Inc.*	19,700	9,766,275
PTC, Inc.*	9,200	1,102,068
salesforce.com, Inc.*	117,225	31,793,764
SAP SE (Germany)	88,224	11,940,911
ServiceNow, Inc.*	11,700	7,280,559
Splunk, Inc.*	18,192	2,632,564
SS&C Technologies Holdings, Inc.	124,900	8,668,060
Synopsys, Inc.*	32,200	9,641,002
Trade Desk, Inc. (The) (Class A Stock)*	14,693	1,032,918
UiPath, Inc. (Class A Stock)*(a)	17,894	941,403
Workday, Inc. (Class A Stock)*	12,777	3,192,844
		430,573,784
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	17,811	3,720,540
AutoNation, Inc.*	58,500	7,122,960
AutoZone, Inc.*	6,200	10,527,538
Bath & Body Works, Inc.	14,000	882,420
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Best Buy Co., Inc.	17,138	$1,811,658
Chow Tai Fook Jewellery Group Ltd. (China)	2,043,400	3,914,806
Five Below, Inc.*	3,843	679,481
Foot Locker, Inc.	84,000	3,835,440
Gap, Inc. (The)	48,341	1,097,341
Home Depot, Inc. (The)	109,886	36,071,178
Industria de Diseno Textil SA (Spain)	229,410	8,425,233
JD Sports Fashion PLC (United Kingdom)	181,076	2,540,185
Kingfisher PLC (United Kingdom)	1,791,505	8,108,798
Lowe’s Cos., Inc.	35,517	7,204,979
O’Reilly Automotive, Inc.*	5,300	3,238,618
Ross Stores, Inc.	160,391	17,458,560
TJX Cos., Inc. (The)	103,798	6,848,592
Tractor Supply Co.	12,089	2,449,352
Ulta Beauty, Inc.*	8,667	3,128,094
Williams-Sonoma, Inc.	6,900	1,223,577
		130,289,350
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,412,313	199,842,290
Brother Industries Ltd. (Japan)	26,800	590,673
Canon, Inc. (Japan)	460,200	11,260,666
Dell Technologies, Inc. (Class C Stock)*	101,500	10,560,060
Samsung Electronics Co. Ltd. (South Korea)	58,534	3,618,877
Seagate Technology Holdings PLC(a)	13,034	1,075,566
Seiko Epson Corp. (Japan)	455,185	9,169,714
Western Digital Corp.*	156,800	8,849,792
		244,967,638
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	3,910	1,227,959
Brunello Cucinelli SpA (Italy)*	21,497	1,183,199
Burberry Group PLC (United Kingdom)	54,075	1,321,694
Capri Holdings Ltd.*	92,100	4,458,561
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	60,133	6,241,741
Deckers Outdoor Corp.*	8,900	3,205,780
EssilorLuxottica SA (France)	22,892	4,380,569
Gildan Activewear, Inc. (Canada)	10,111	369,443
Hermes International (France)	10,145	14,010,073
Kering SA (France)	15,263	10,868,618
LVMH Moet Hennessy Louis Vuitton SE (France)	39,128	27,954,567
NIKE, Inc. (Class B Stock)	106,066	15,403,965
Pandora A/S (Denmark)	8,163	987,703
Puma SE (Germany)	8,435	938,107
Ralph Lauren Corp.	9,180	1,019,347
Skechers USA, Inc. (Class A Stock)*	20,100	846,612
Swatch Group AG (The) (Switzerland)	2,444	640,520
Tapestry, Inc.	156,300	5,786,226
VF Corp.	16,301	1,092,004
		101,936,688

A10

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco — 0.4%
Altria Group, Inc.	255,100	$11,612,152
British American Tobacco PLC (United Kingdom)	479,975	16,834,004
Imperial Brands PLC (United Kingdom)	166,625	3,499,844
Japan Tobacco, Inc. (Japan)	627,400	12,309,894
Philip Morris International, Inc.	73,863	7,001,474
Swedish Match AB (Sweden)	1,052,363	9,216,351
		60,473,719
Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	118,627	8,992,040
Brenntag SE (Germany)	19,082	1,776,534
Bunzl PLC (United Kingdom)	25,265	834,030
Ferguson PLC	57,524	8,008,061
ITOCHU Corp. (Japan)	94,500	2,755,204
Marubeni Corp. (Japan)	1,202,000	9,880,970
Mitsubishi Corp. (Japan)	103,500	3,252,609
Mitsui & Co. Ltd. (Japan)	510,900	11,138,163
Sumitomo Corp. (Japan)	119,900	1,687,636
Toyota Tsusho Corp. (Japan)	117,072	4,945,445
United Rentals, Inc.*	5,157	1,809,746
Univar Solutions, Inc.*	63,400	1,510,188
W.W. Grainger, Inc.	6,959	2,735,304
		59,325,930
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	286,500	9,453,667
SoftBank Corp. (Japan)	231,500	3,141,282
SoftBank Group Corp. (Japan)	96,400	5,559,073
T-Mobile US, Inc.*	34,400	4,394,944
Vodafone Group PLC (United Kingdom)	4,927,575	7,530,962
		30,079,928

Total Common Stocks (cost $5,926,045,725)		5,918,235,202
Exchange-Traded Funds — 1.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	72,000	9,578,160
iShares iBoxx High Yield Corporate Bond ETF(a)	415,000	36,308,350
iShares MSCI EAFE ETF(a)	530,600	41,392,106
iShares Russell 1000 Growth ETF	566,500	155,243,660

Total Exchange-Traded Funds (cost $244,739,887)		242,522,276
Preferred Stocks — 0.1%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	14,640	3,258,668
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	15,201	9,598,067
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	14,841	$1,373,495

Total Preferred Stocks (cost $13,184,272)		14,230,230

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.2%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	346	350,730
Series 2019-02, Class C
2.740%	04/18/25	528	542,450
Series 2020-02, Class C
1.480%	02/18/26	196	198,664
Series 2021-01, Class A2
0.280%	06/18/24	460	460,278
ARI Fleet Lease Trust,
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,785	1,789,901
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	72	71,810
Series 2019-03A, Class A, 144A
2.360%	03/20/26	479	498,221
Series 2020-02A, Class A, 144A
2.020%	02/20/27	2,500	2,562,016
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27	900	894,697
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	600	599,623
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	629	630,751
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24	379	387,053
Series 2021-01A, Class A3
0.340%	03/15/24	1,364	1,364,446
Series 2021-01A, Class B
0.500%	02/18/25	805	805,547
Series 2021-03A, Class D
1.550%	06/15/27	3,300	3,293,522
First Investors Auto Owner Trust,
Series 2019-02A, Class A, 144A
2.210%	09/16/24	213	214,003
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	814	814,873
Series 2021-01, Class A, 144A
0.310%	06/16/25	1,169	1,169,230

A11

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31	500	$517,018
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,018	1,017,875
Series 2021-01, Class C, 144A
1.910%	10/17/33	236	236,102
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	329	335,856
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	676	676,199
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,815	1,816,909
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	687	689,186
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	258	258,193
Series 2021-03, Class D, 144A
1.009%	02/26/29	677	676,436
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	1,575	1,593,191
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	565	568,318
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,363	1,460,934
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	270	272,778
Series 2021-01, Class D
1.130%	11/16/26	1,110	1,112,717
Series 2021-02, Class D
1.350%	07/15/27	933	936,500
Westlake Automobile Receivables Trust,
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	435	435,612
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	468	468,111
Series 2021-02A, Class B, 144A
0.620%	07/15/26	245	244,955
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.367%(c)	08/20/29	1,594	1,595,696
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	1,100	1,094,730
			32,655,131
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 1.9%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.524%(c)	04/20/32		1,841	$1,844,435
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.226%(c)	07/15/31		614	614,307
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.347%(c)	10/20/34		5,000	5,000,000
Anchorage Capital Europe CLO Ltd. (Ireland),
Series 4A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	1,013	1,166,794
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.405%(c)	10/25/31		1,841	1,841,209
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	3,376	3,898,459
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29		307	307,000
Series 2021-14A, Class A1, 144A
—%(p)	10/20/34		10,000	10,000,000
Atlas Senior Loan Fund (Cayman Islands),
Series 2019-14A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.564%(c)	07/20/32		1,270	1,270,223
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.735%(c)	07/25/34		1,082	1,082,000
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
—%(p)	10/17/32		4,500	4,500,000
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.474%(c)	10/21/32		1,228	1,228,240
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.454%(c)	10/20/31		4,911	4,912,097
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.416%(c)	10/15/33		3,069	3,069,272
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.174%(c)	07/17/28		450	449,737

A12

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.194%(c)	05/17/31		614	$613,825
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.254%(c)	10/15/34		16,000	15,998,974
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.236%(c)	08/20/32		15,500	15,499,326
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,228	1,418,725
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	3,928	4,540,145
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A
—%(p)	10/15/35	EUR	7,500	8,687,625
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.979%(c)	01/27/28		311	310,634
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.494%(c)	10/20/32		1,228	1,228,642
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34		1,473	1,471,673
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.134%(c)	04/18/31		706	706,000
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.174%(c)	04/20/31		859	858,745
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.270%(c)	07/15/34		1,596	1,596,076
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A1N, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.834%(c)	07/20/31		706	706,353
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	7,500	8,685,792
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.246%(c)	07/15/31		1,228	1,227,212
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.366%(c)	04/15/33		941	$942,881
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.136%(c)	04/15/31		1,841	1,840,722
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.266%(c)	04/15/34		1,228	1,228,212
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	10/20/31		982	982,460
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.428%(c)	04/15/33		1,228	1,230,151
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	614	710,139
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.121%(c)	02/05/31		276	276,037
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	10/19/28		1,006	1,005,687
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.246%(c)	04/21/31		1,176	1,175,306
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	1,473	1,696,835
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.275%(c)	04/25/30		506	506,166
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34		7,250	7,248,187
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	10/17/31		1,798	1,798,408
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
—%(p)	10/15/34		2,500	2,499,375
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.250%(c)	10/20/34		15,750	15,750,772

A13

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.144%(c)	01/20/29	2,413	$2,412,949
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.876%(c)	04/15/29	1,301	1,300,987
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.245%(c)	04/25/32	859	858,349
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.934%(c)	01/18/28	780	779,749
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.380%(c)	10/15/34	15,750	15,751,669
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.528%(c)	10/23/32	5,095	5,089,151
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30	982	981,973
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.246%(c)	07/15/31	1,228	1,227,777
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.479%(c)	10/13/27	230	227,122
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 1.849% (Cap N/A, Floor 2.000%)
2.027%(c)	04/15/29	1,635	1,635,001
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	04/22/30	15,500	15,550,576
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A
—%(p)	10/15/34	4,000	4,000,000
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.205%(c)	04/26/31	1,854	1,853,975
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.945%(c)	10/26/27	94	93,680
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.214%(c)	04/17/31	3,023	3,022,665
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	07/17/29	1,172	1,171,999
Series 2014-09A, Class A1A3, 144A
—%(p)	10/20/31	7,500	7,500,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/30/30		2,409	$2,410,913
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.146%(c)	04/15/31		990	989,700
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.264%(c)	01/17/31		491	491,118
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/16/31		737	737,167
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.984%(c)	07/20/34		588	588,974
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A
—%(p)	10/15/34		6,000	5,998,500
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.276%(c)	07/15/31		1,228	1,227,630
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.294%(c)	10/20/31		1,841	1,840,393
Series 2021-03A, Class A1, 144A
—%(p)	10/20/34		6,000	6,000,000
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.235%(c)	04/25/31		1,841	1,840,463
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.195%(c)	01/26/31		491	491,494
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		741	740,362
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	7,500	8,698,241
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	2,455	2,842,773
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.086%(c)	04/16/31		288	288,104
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
—%(p)	10/29/34		3,750	3,750,000

A14

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	07/25/34		1,228	$1,227,988
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	01/17/30		822	822,328
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.348%(c)	04/23/32		2,547	2,549,077
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31		614	614,295
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.406%(c)	04/15/33		629	630,111
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31		681	681,190
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.234%(c)	07/17/31		1,074	1,074,859
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.474%(c)	07/20/32		1,228	1,228,628
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.344%(c)	07/20/32		2,705	2,711,457
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.231%(c)	07/24/32		16,000	16,013,603
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		1,701	1,699,710
				275,271,558
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		396	397,358
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		195	194,896
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	160	127,118
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		184	184,368
Series 2019-01A, Class A, 144A
3.000%	12/20/27		663	674,147
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-02A, Class A, 144A
2.780%	04/20/28		900	$919,286
Series 2021-01A, Class A, 144A
1.900%	11/20/31		810	813,841
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29		138	138,230
Series 2021-01A, Class A, 144A
0.600%	06/16/31		174	173,673
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31		894	894,962
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,100	1,114,467
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		479	486,824
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		184	184,491
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	02/25/23		180	180,443
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	08/25/25		221	220,700
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28		182	183,045
Series 2020-01, Class A, 144A
2.020%	01/25/29		196	197,263
Series 2021-01, Class B, 144A
1.300%	09/25/30		500	499,993
Series 2021-01, Class C, 144A
1.610%	09/25/30		800	799,746
Series 2021-01, Class D, 144A
2.040%	09/25/30		800	799,828
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		1,120	1,120,052
				10,304,731
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		638	739,445
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.020%(c)	03/15/29	GBP	344	465,907
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	03/15/29		319	321,498

A15

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.450%(c)	11/15/28	GBP	619	$846,494
				2,373,344
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		847	883,712
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	05/25/34		97	96,229
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.586%(c)	03/25/43		58	58,611
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	09/25/34		87	85,095
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.106%(c)	10/25/33		10	9,896
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	08/25/33		82	81,667
				331,498
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		490	496,424
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24		1,891	1,871,680
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	02/25/34		22	20,853
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	10/25/34		65	64,972
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.136%(c)	11/25/34		51	51,613
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	164	$164,398
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	306	305,812
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
1.931%(c)	01/25/35	72	73,289
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.026%(c)	09/25/34	196	195,367
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	10/25/59	168	169,396
			1,045,700
Student Loans — 0.0%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	01/25/41	23	23,529
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	151	153,974
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A, 144A
1.170%	09/16/69	210	210,682
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	725	749,801
Series 2019-D, Class 1PT, 144A
2.823%(cc)	01/16/46	1,176	1,216,101
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,046	1,070,183
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	593	603,678
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	884	907,267
			4,935,215

Total Asset-Backed Securities (cost $331,049,370)			330,168,993
Bank Loan — 0.0%
Pharmaceuticals
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	1,235	1,233,738
(cost $1,235,437)

A16

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 1.1%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	1,000	$977,465
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	1,350	1,304,330
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	4,600	4,736,706
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	376	404,370
Series 2018-BN13, Class A4
3.953%	08/15/61	1,387	1,540,838
Series 2019-BN20, Class A2
2.758%	09/15/62	2,087	2,175,703
Series 2019-BN24, Class A3
2.960%	11/15/62	599	639,748
Series 2021-BN34, Class A5
2.438%	06/15/63	729	747,602
Series 2021-BN36, Class A4
2.218%	09/15/64	7,000	7,048,574
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	1,719	1,776,999
BBCMS Mortgage Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	7,850	7,815,884
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51	927	1,015,571
Series 2019-B13, Class A3
2.701%	08/15/57	1,455	1,518,487
Series 2021-B29, Class A4
2.138%	09/15/54	7,400	7,383,117
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	09/25/38	3,550	3,562,816
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.784%(c)	09/25/38	850	853,017
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.434%(c)	09/25/38	1,800	1,806,263
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.384%(c)	10/15/36	130	130,264
Series 2021-VOLT, Class XCP, IO, 144A
2.106%(cc)	09/15/36	88,270	1,783,310
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	3,436	3,553,849
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	1,105	1,181,356
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-CD08, Class A3
2.657%	08/15/57	3,069	$3,185,639
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	2,499	2,646,850
Series 2016-C07, Class A2
3.585%	12/10/54	1,636	1,755,548
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	831	885,678
Series 2015-GC31, Class A3
3.497%	06/10/48	2,699	2,915,672
Series 2015-GC31, Class A4
3.762%	06/10/48	1,265	1,379,308
Series 2017-C04, Class A3
3.209%	10/12/50	1,203	1,281,516
Series 2018-C06, Class A4
4.412%	11/10/51	1,210	1,403,626
Series 2019-GC41, Class A4
2.620%	08/10/56	1,228	1,283,899
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	806	855,979
Series 2014-CR20, Class A3
3.326%	11/10/47	2,845	2,993,553
Series 2014-UBS04, Class A3
3.430%	08/10/47	506	522,451
Series 2014-UBS06, Class A4
3.378%	12/10/47	982	1,039,752
Series 2015-DC01, Class A4
3.078%	02/10/48	2,740	2,847,934
Series 2015-LC21, Class A3
3.445%	07/10/48	2,323	2,457,711
Series 2015-LC23, Class A3
3.521%	10/10/48	1,657	1,759,666
Series 2016-COR01, Class A3
2.826%	10/10/49	1,473	1,541,778
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.234%(c)	05/15/36	412	412,659
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	6,357	6,818,754
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	2,659	2,790,047
Series 2017-CX10, Class A4
3.191%	11/15/50	936	993,070
Series 2018-CX12, Class A3
3.959%	08/15/51	859	951,373
Series 2019-C17, Class A4
2.763%	09/15/52	462	482,855

A17

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.973%(c)	08/07/30	GBP	1,167	$1,539,202
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		1,387	1,457,553
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		623	659,390
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22		5,921	31,598
Series K021, Class X1, IO
1.508%(cc)	06/25/22		2,678	10,850
Series K024, Class X1, IO
0.898%(cc)	09/25/22		5,343	32,585
Series K025, Class X1, IO
0.907%(cc)	10/25/22		3,559	24,254
Series K040, Class X1, IO
0.843%(cc)	09/25/24		528	9,481
Series K052, Class X1, IO
0.781%(cc)	11/25/25		15,286	362,636
Series K055, Class X1, IO
1.491%(cc)	03/25/26		5,622	295,913
Series K097, Class X1, IO
1.218%(cc)	07/25/29		6,130	467,191
Series K098, Class X1, IO
1.268%(cc)	08/25/29		2,204	176,167
Series K115, Class X1, IO
1.429%(cc)	06/25/30		12,689	1,280,603
Series K131, Class X1, IO
0.729%(cc)	07/25/31		53,100	3,392,543
Series K736, Class X1, IO
1.437%(cc)	07/25/26		742	38,612
Series K741, Class X1, IO
0.657%(cc)	12/25/27		846	27,281
GS Mortgage Securities Corportation Trust,
Series 2021-IP, Class D, 144A
—%(p)	10/15/36		260	260,000
Series 2021-IP, Class E, 144A
—%(p)	10/15/36		420	420,000
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		972	1,021,682
Series 2019-GC42, Class A3
2.749%	09/01/52		2,720	2,834,900
Series 2020-GC45, Class A4
2.658%	02/13/53		1,695	1,769,731
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		635	671,085
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31		1,750	1,831,142
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46		653	$659,325
Series 2013-C08, Class A3
2.863%	12/15/48		478	484,046
Series 2013-C09, Class A3
2.834%	05/15/46		1,290	1,316,432
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48		2,400	2,612,042
Series 2016-UB12, Class A4
3.596%	12/15/49		614	672,074
Series 2019-H07, Class A3
3.005%	07/15/52		651	686,291
Series 2021-L05, Class A3
2.438%	05/15/54		3,270	3,338,467
Series 2021-L05, Class A4
2.728%	05/15/54		494	517,767
Series 2021-L7, Class A4
2.322%	08/15/31		4,300	4,342,855
OPG Trust,
Series 2021-PORT, Class F, 144A
—%(p)	10/15/36		8,600	8,578,412
Taurus DAC (Ireland),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	08/17/31	GBP	6,300	8,494,986
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		1,412	1,576,649
Series 2019-C16, Class A3
3.344%	04/15/52		1,228	1,330,512
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46		301	306,110
Series 2013-C06, Class A3
2.971%	04/10/46		1,403	1,436,558
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		426	440,869
Series 2015-LC20, Class A4
2.925%	04/15/50		2,740	2,860,408
Series 2016-C37, Class A4
3.525%	12/15/49		1,625	1,765,812
Series 2017-C38, Class A4
3.190%	07/15/50		1,166	1,259,927
Series 2017-C41, Class A3
3.210%	11/15/50		1,841	1,948,744
Series 2019-C49, Class A3
3.749%	03/15/52		1,620	1,769,061
Series 2019-C52, Class A4
2.643%	08/15/52		786	816,251

A18

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5
2.626%	04/15/54		447	$464,250

Total Commercial Mortgage-Backed Securities (cost $162,731,132)				161,453,834
Corporate Bonds — 4.6%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	337	449,931
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		546	550,334
3.625%	02/01/31		8,940	9,577,609
5.150%	05/01/30		47	55,182
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		70	73,449
7.500%	03/15/25		630	643,906
7.875%	04/15/27		1,850	1,918,125
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		165	173,928
5.400%	02/01/27		230	244,803
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23		5	5,309
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		148	192,494
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		2,325	2,379,768
				16,264,838
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	1,082,205
3.400%	02/04/41		2,070	1,957,468
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		1,540	1,659,115
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		1,308	1,421,439
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	975	1,162,996
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,960	1,960,947
				9,244,170
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		70	$73,565
5.750%	04/20/29		85	91,605
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		5,090	5,951,920
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,180	1,213,165
4.625%	04/15/29		290	299,794
				7,630,049
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24		30	31,607
4.875%	05/15/26		20	21,655
5.375%	05/15/25		105	109,973
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		185	186,884
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,877,921
				2,228,040
Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
0.750%	11/25/26	GBP	500	657,020
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		332	349,434
8.500%	04/21/23		380	417,698
9.625%	04/22/30		246	348,884
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22		300	302,194
4.000%	11/13/30		363	377,482
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		429	463,550
6.250%	10/02/43		5,135	6,907,651
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31		573	561,583
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		650	731,515
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,194	1,449,889
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		1,685	1,669,996

A19

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	600	$718,031
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	1,028,379
Gtd. Notes, EMTN
1.500%	01/21/41	EUR	100	112,998
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	400	502,060
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.500%	06/19/26	EUR	723	884,825
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	3,790	4,780,915
				22,264,104
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)		1,200	1,169,318
BorgWarner, Inc.,
Sr. Unsec’d. Notes
1.000%	05/19/31	EUR	247	285,400
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,205	979,098
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		55	56,711
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		380	390,414
5.625%	06/15/28		575	619,209
				3,500,150
Banks — 0.9%
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	4,500	728,215
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		232	249,267
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		4,765	4,871,239
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		388	405,046
3.194%(ff)	07/23/30		763	813,076
3.970%(ff)	03/05/29		3,205	3,565,521
4.078%(ff)	04/23/40		4,440	5,107,093
4.271%(ff)	07/23/29		695	788,069
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		9,085	9,253,434
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
2.482%(ff)	09/21/36		175	$171,398
Sub. Notes, MTN
4.000%	01/22/25		845	919,034
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	300	349,915
2.667%(ff)	03/10/32		499	499,926
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	136,163
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28		350	348,383
2.159%(ff)	09/15/29		2,260	2,241,945
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		810	824,084
Sr. Unsec’d. Notes, EMTN
1.250%	07/13/31	GBP	400	501,777
2.125%(ff)	01/23/27	EUR	1,000	1,248,228
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		855	855,789
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	200	242,745
1.125%	08/05/22	EUR	300	352,138
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,200	188,121
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	163,734
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		425	433,669
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		65	66,654
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	454,492
Sr. Unsec’d. Notes
2.312%(ff)	11/04/22		1,725	1,727,677
2.666%(ff)	01/29/31		3,995	4,099,356
3.980%(ff)	03/20/30		86	96,684
4.075%(ff)	04/23/29(a)		13,418	15,029,643
Sub. Notes
4.400%	06/10/25		845	934,972
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	300	228,282
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	700	803,433
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		1,170	1,144,632
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	06/09/28	GBP	162	221,896

A20

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	01/14/28	GBP	753	$1,032,839
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,140	1,391,211
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,167,688
Sub. Notes, EMTN
3.662%	04/10/25	CNH	1,000	152,762
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	474,761
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	280	227,689
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	1,000	155,684
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		650	648,090
1.992%(ff)	01/27/32		230	221,580
3.210%(ff)	04/22/42		369	381,502
3.375%	03/27/25	EUR	1,000	1,291,693
3.800%	03/15/30		250	278,368
3.814%(ff)	04/23/29		6,055	6,695,827
4.017%(ff)	10/31/38		3,650	4,194,021
4.223%(ff)	05/01/29		312	352,965
Sr. Unsec’d. Notes, EMTN
1.500%	12/07/27	GBP	425	566,377
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	386	519,525
2.206%(ff)	08/17/29		465	461,596
3.000%(ff)	07/22/28	GBP	975	1,388,511
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	600	680,966
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		4,765	4,874,460
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	650	868,691
2.069%(ff)	06/01/29		3,580	3,587,880
2.525%(ff)	11/19/41		10,500	9,972,456
2.580%(ff)	04/22/32		132	134,051
3.328%(ff)	04/22/52		78	82,164
3.702%(ff)	05/06/30		713	787,421
4.452%(ff)	12/05/29		282	324,414
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	788	940,702
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	882	1,107,708
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	400	$485,739
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	757,410
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		13,590	14,050,167
4.431%(ff)	01/23/30		761	878,044
Sr. Unsec’d. Notes, MTN
2.802%(ff)	01/25/52		86	83,348
3.622%(ff)	04/01/31		795	876,312
Sub. Notes
2.484%(ff)	09/16/36		450	440,157
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	350	499,566
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	156,423
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	246,099
Societe Generale SA (France),
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,166,996
Sun Hung Kai Properties Capital Market Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.160%	01/25/28	CNH	2,000	304,301
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	782	897,023
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,170	1,187,860
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	460	576,203
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31		8,210	9,576,191
				137,211,171
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		455	550,027
4.900%	02/01/46		3,505	4,352,771
Anheuser-Busch InBev SA (Belgium),
Gtd. Notes, EMTN
1.125%	07/01/27	EUR	247	301,082
2.000%	03/17/28	EUR	92	118,546
2.750%	03/17/36	EUR	132	182,879
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	06/01/60		100	120,249

A21

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		11	$11,410
				5,636,964
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40		6	6,116
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		85	80,925
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		212	207,641
3.300%	09/02/40		35	34,982
				329,664
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		223	233,585
3.577%	04/05/50		112	118,898
CRH Funding BV (Ireland),
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	1,041	1,257,130
Danfoss Finance I BV (Denmark),
Gtd. Notes, EMTN
0.375%	10/28/28	EUR	312	358,558
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,005	1,061,370
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		223	224,163
3.200%	07/15/51		123	122,303
Owens Corning,
Sr. Unsec’d. Notes
4.300%	07/15/47		1,930	2,216,635
4.400%	01/30/48		435	508,502
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,810	1,918,493
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	611,923
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		45	47,351
6.500%	03/15/27		259	271,544
				8,950,455
Chemicals — 0.1%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	715	855,137
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/31/30		225	$239,342
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		280	308,917
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	240	280,446
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		405	520,428
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		2,572	2,654,909
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24		207	224,412
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		349	349,560
2.875%	05/11/31		331	333,464
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		520	532,165
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		253	266,113
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	222	261,011
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		25	25,908
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		70	69,443
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		685	721,372
				7,642,627
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	834,830
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	962,418
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.875%	09/24/28	EUR	700	866,721
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		40	44,955
4.700%	11/01/2111		55	78,218

A22

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		105	$149,645
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	371,857
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		415	511,652
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		300	295,720
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,858	2,010,879
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		50	72,549
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29		223	235,752
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		210	213,015
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		190	227,664
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		475	573,439
4.678%	07/01/2114		80	114,941
5.600%	07/01/2111		25	43,049
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,630	3,043,094
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		206	207,720
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		55	54,307
3.150%	07/15/46		260	286,367
3.300%	07/15/56		30	34,098
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119		25	28,303
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		925	935,837
3.875%	02/15/31		175	179,208
4.875%	01/15/28		420	444,297
5.250%	01/15/30		1,540	1,683,238
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45		20	20,295
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120		20	$20,217
Unsec’d. Notes, Series 2017
3.841%	10/01/47		245	295,834
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30		150	147,111
				14,987,230
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		268	257,711
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		494	482,129
				739,840
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,565	1,561,326
Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		500	706,142
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	2,255	2,662,939
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		1,770	1,777,999
3.000%	06/15/50		147	145,050
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		182	182,509
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,920	2,011,907
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,145	2,480,697
8.250%	10/01/23		419	468,875
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	2,251	2,675,124
Gtd. Notes, 144A
1.250%	09/27/30		1,698	1,621,157
2.000%	04/16/31		2,489	2,518,060
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,419	2,799,682
0.900%	05/20/41	EUR	722	833,921
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		279	265,681

A23

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		230	$242,013
				21,391,756
Electric — 0.2%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	800	930,301
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	815	943,681
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		155	149,549
4.500%	02/15/28		620	632,639
5.250%	06/01/26		296	304,405
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		20	19,708
5.000%	02/01/31		435	434,925
5.125%	03/15/28		1,691	1,712,613
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31(a)		710	699,444
Sr. Unsec’d. Notes
5.000%	09/29/36		711	748,001
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		499	566,390
Sr. Unsec’d. Notes, Series C
2.250%	08/15/31		175	174,556
3.375%	04/01/30		182	197,255
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82		2,110	2,102,907
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	165	208,879
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	975	1,124,517
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	875,713
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		700	748,516
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		259	269,775
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		265	320,273
5.100%	06/15/45		171	224,434
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		125	182,309
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	$832,142
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		365	401,747
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		293	328,500
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	649,043
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	130,280
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		158	165,373
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		574	610,819
Gtd. Notes, 144A
3.375%	02/15/29		70	69,032
3.625%	02/15/31		954	937,435
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		1,015	1,032,961
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	866,585
4.250%	02/26/26		285	306,780
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		1,720	1,860,432
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	452,188
2.875%	10/25/25	EUR	230	284,549
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	115	130,004
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28		715	717,052
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		147	180,234
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30		400	380,609
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		32	28,836
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,555	3,671,931
5.500%	09/01/26		10	10,280
5.625%	02/15/27		10	10,352
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		325	341,233

A24

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
3.700%	01/30/27		1,535	$1,617,237
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		84	89,749
				29,676,173
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	75,493
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	979,162
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	225,863
2.000%	02/15/33	EUR	4,000	4,528,858
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	456,848
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	1,179,848
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	517	618,605
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		455	464,331
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		325	328,340
Vantage Towers AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.375%	03/31/27	EUR	500	578,942
0.750%	03/31/30	EUR	200	231,511
				9,592,308
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		425	430,970
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		538	545,602
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26		1,810	1,928,465
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	30,223
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		30	31,638
				2,966,898
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		155	$157,842
3.500%	02/15/23		180	184,138
3.500%	03/15/29		115	114,534
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,010	3,984,700
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	2,239,619
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	589	775,962
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		255	276,495
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		610	680,604
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		687	764,353
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		1,620	1,972,663
5.200%	07/15/45		105	132,440
5.500%	06/01/50		50	65,893
Mondelez International, Inc.,
Sr. Unsec’d. Notes
0.250%	03/17/28	EUR	776	890,059
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		1,225	1,299,137
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	218,921
Sysco Corp.,
Gtd. Notes
6.600%	04/01/50		120	189,147
				13,946,507
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		415	439,126
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		670	689,747
				1,128,873
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		749	846,494
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	283,372

A25

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	$362,580
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	816,304
				2,308,750
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	4,050	4,797,061
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	231	273,610
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	185	212,092
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		53	54,734
DH Europe Finance Sarl,
Gtd. Notes
1.200%	06/30/27	EUR	241	294,147
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		300	300,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		200	200,000
				6,131,644
Healthcare-Services — 0.2%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		25	27,487
4.272%	08/15/48		335	417,526
Unsec’d. Notes, Series 2020
2.211%	06/15/30		370	373,649
3.008%	06/15/50		620	640,016
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		362	395,354
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		80	96,981
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		190	199,148
3.106%	11/15/39		435	466,200
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		75	89,613
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		441	438,030
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		1,280	1,346,569
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
2.782%	10/01/30		787	$810,419
3.910%	10/01/50		153	167,189
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,975	2,032,980
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		1,065	1,056,222
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		315	333,688
5.375%	02/01/25		485	541,885
5.375%	09/01/26		160	183,171
5.625%	09/01/28		10	11,899
5.875%	02/01/29		45	54,079
Sr. Sec’d. Notes
3.500%	07/15/51		2,250	2,232,002
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		275	331,345
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	3,570	4,155,986
Gtd. Notes, 144A
1.750%	03/15/26	EUR	595	698,768
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		805	982,285
Gtd. Notes, Series 2019
3.266%	11/01/49		20	21,347
Unsec’d. Notes, Series 2021
2.810%	06/01/41		245	248,794
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52		220	276,294
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27		1,810	1,903,616
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52		20	24,993
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50		845	815,483
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50		225	232,015
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56		215	269,424
4.763%	08/01/2116		95	128,801
Unsec’d. Notes, Series 2019
3.954%	08/01/2119		390	456,775
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		35	41,455

A26

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	60	$62,302
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	260	274,885
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	35	47,051
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	535	519,537
Sec’d. Notes, Series 2042
2.719%	01/01/42	675	661,053
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,205	1,292,332
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	635	659,999
Sr. Sec’d. Notes
4.625%	07/15/24	147	149,405
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	25	25,391
4.875%	01/01/26	20	20,699
5.125%	11/01/27(a)	965	1,008,847
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	90	116,810
Sec’d. Notes, Series 2019
3.372%	11/15/51	60	65,569
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	183	178,819
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/45	34	44,536
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	80	102,748
			27,731,471
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	1,622	1,730,020
9.875%	04/01/27	30	33,589
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	824	907,303
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	115	120,921
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	1,475	1,507,598
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	$58,642
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,250	1,278,845
5.250%	12/15/27		21	21,937
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		151	172,208
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		1,284	1,382,310
				7,213,373
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		585	638,945
4.750%	04/01/48		65	83,049
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	975	1,268,186
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	514	647,543
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
2.000%	06/28/28		265	263,561
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		3,225	3,348,719
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		100	109,391
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		1,872	2,175,933
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		303	304,140
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50		106	111,871
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes, Series GBP
5.625%	09/20/30	GBP	650	1,058,854
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		374	370,422
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	633,450
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		675	683,349
				11,697,413

A27

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.875%	05/12/41		178	$183,204
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25	EUR	128	148,751
0.500%	03/08/28	EUR	147	171,818
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		585	592,584
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		490	556,899
				1,653,256
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		1,610	1,716,135
3.450%	04/15/30		1,544	1,665,187
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	2,950	3,438,486
				6,819,808
Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		285	299,953
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		505	497,784
5.375%	05/01/25		65	68,009
5.750%	05/01/28		45	48,465
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		215	222,355
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
—%(p)	10/01/23		1,310	1,311,373
1.300%	10/01/23		1,050	1,051,388
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)		520	524,927
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		284	271,295
				4,295,549
Machinery-Diversified — 0.0%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32		1,240	1,227,729
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,100	$3,752,475
				4,980,204
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		515	530,394
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		481	489,256
4.250%	01/15/34		900	894,264
4.500%	08/15/30		90	92,754
4.500%	06/01/33		285	290,323
4.750%	03/01/30		240	250,885
5.000%	02/01/28		85	88,729
5.125%	05/01/27		315	328,035
5.375%	06/01/29		135	145,872
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41(a)		570	561,005
3.900%	06/01/52		6,998	6,955,469
4.464%	07/23/22		24	24,608
4.800%	03/01/50		20	22,529
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		118	111,522
Gtd. Notes, 144A
2.937%	11/01/56		158	149,958
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30		635	604,886
2.950%	10/01/50		118	110,522
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		150	151,816
4.800%	02/01/35		175	209,570
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,200	1,137,523
5.750%	01/15/30		825	838,842
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		900	1,006,517
5.300%	05/15/49		3,440	4,292,352
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		100	98,105
5.875%	11/15/24		200	214,999
7.750%	07/01/26		2,115	2,389,797
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.600%	01/15/45		3,160	3,773,197
4.750%	05/15/25		223	250,270
4.950%	01/15/31(a)		650	778,369

A28

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,590	$1,859,738
				28,652,106
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		575	633,299
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		200	206,848
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		3,255	3,238,631
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		585	727,761
6.750%	04/16/40		104	145,247
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		2,460	3,285,772
				8,237,558
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		16	18,332
4.250%	05/01/40		131	153,304
				171,636
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		120	123,252
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	296,927
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	206,074
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	958	1,231,356
				1,857,609
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		425	448,979
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26		106	120,064
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		75	77,447
9.000%	11/01/27		10	13,700
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		39	$37,042
3.001%	03/17/52		155	148,364
3.379%	02/08/61		392	390,001
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	365	422,759
3.625%(ff)	03/22/29(oo)	EUR	650	815,500
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		35	34,371
3.750%	02/15/52		25	24,380
5.250%	06/15/37		3,780	4,500,153
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		26	27,777
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		200	204,583
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		94	108,776
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		790	828,798
3.250%	12/01/26		7,788	8,324,545
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		620	667,425
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		405	413,283
4.875%	03/30/26		30	30,766
5.375%	03/30/28		535	547,522
5.875%	03/30/31		35	35,950
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		70	80,423
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
2.500%	03/21/26	EUR	500	608,123
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	09/29/31		1,430	1,434,126
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		353	391,617
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		61	62,863
6.000%	02/01/31		61	62,919
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		232	251,403
6.500%	06/30/27		345	378,662

A29

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		650	$659,143
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		4,805	5,280,100
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		30	30,683
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		135	137,480
4.100%	02/15/47		90	85,948
4.400%	04/15/46		15	14,924
5.550%	03/15/26		395	438,585
5.875%	09/01/25		35	39,238
6.625%	09/01/30		305	376,418
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		70	74,003
5.299%	01/27/25		1,246	1,388,835
5.600%	01/03/31		380	412,170
6.250%	03/17/24		6	6,698
6.625%	01/16/34	GBP	1,195	1,858,979
6.900%	03/19/49		260	290,230
7.250%	03/17/44		455	524,859
7.375%	01/17/27		325	391,313
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	605	926,483
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		279	280,813
4.750%	02/26/29	EUR	1,550	1,778,032
5.350%	02/12/28		14	13,803
5.950%	01/28/31		61	59,101
6.350%	02/12/48		261	219,628
6.375%	01/23/45		415	352,251
6.490%	01/23/27		625	660,701
6.500%	03/13/27		1,125	1,187,452
6.500%	01/23/29		305	313,360
6.625%	06/15/35		36	34,162
6.840%	01/23/30		383	394,288
6.875%	10/16/25		35	38,356
7.690%	01/23/50		570	539,198
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	345	412,764
4.875%	02/21/28	EUR	2,455	2,873,305
5.125%	03/15/23	EUR	115	140,091
Gtd. Notes, MTN
4.625%	09/21/23		540	559,823
6.750%	09/21/47		185	161,458
6.875%	08/04/26		365	397,001
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	199,612
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		2,415	$2,345,245
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		265	263,091
2.250%	07/12/31		200	197,850
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,390	1,467,316
5.000%	03/15/23		196	203,411
9.250%	02/01/26		264	287,864
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		3,790	3,853,370
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		604	592,251
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		217	235,439
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31		400	396,918
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		332	348,999
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	753,880
Wintershall Dea Finance BV (Germany),
Gtd. Notes
0.840%	09/25/25	EUR	600	709,246
1.823%	09/25/31	EUR	500	613,584
				57,312,073
Packaging & Containers — 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	468	546,348
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		250	250,774
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	4,400	5,256,443
				6,053,565
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.150%	11/19/21		2,199	2,204,494
4.050%	11/21/39		8,875	10,194,790
4.250%	11/21/49		208	246,268
4.850%	06/15/44		505	634,031

A30

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		15	$15,999
9.250%	04/01/26		105	112,139
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		90	85,353
5.000%	02/15/29		375	349,195
5.250%	01/30/30		1,485	1,384,418
5.250%	02/15/31(a)		236	217,131
6.250%	02/15/29		635	628,213
7.250%	05/30/29		90	92,152
9.000%	12/15/25		90	95,308
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		20	20,323
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.375%	07/06/32	EUR	700	831,313
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49		71	88,095
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		3,905	4,513,006
Sr. Unsec’d. Notes
2.400%	03/15/30		390	396,565
3.400%	03/15/50		455	470,150
3.400%	03/15/51		1,820	1,880,514
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40		5,275	5,052,918
3.750%	04/01/30		18	20,003
4.125%	04/01/40		23	26,408
4.780%	03/25/38		213	260,716
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50		101	99,495
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		765	935,707
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40		5,320	5,706,242
				36,560,946
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,264,669
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		395	412,138
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		400	415,974
Sr. Unsec’d. Notes
5.400%	10/01/47		1,748	2,084,335
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.000%	06/15/48		1,650	$2,091,109
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		282	302,764
3.300%	02/15/53		155	152,240
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31		1,395	1,372,255
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.160%	03/31/34		275	270,483
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		300	295,073
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46		2,425	2,933,113
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		118	121,720
4.125%	03/01/27		276	307,994
5.200%	03/01/47		1,810	2,197,142
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		2,045	2,275,207
5.200%	07/15/48		2,525	3,076,606
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.700%	06/15/44		2,240	2,396,240
5.150%	06/01/42		763	858,662
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		163	167,052
7.500%	10/01/25		135	146,040
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.350%	02/01/25		35	36,954
5.300%	02/01/30(a)		540	596,543
6.500%	02/01/50		20	23,523
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		541	587,860
3.600%	03/15/22		1,074	1,083,707
3.750%	06/15/27		155	170,875
4.500%	11/15/23		2	2,143
4.550%	06/24/24		317	345,924
				25,988,345
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	975	1,204,807
Real Estate — 0.0%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	1,188,702

A31

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	815	$936,059
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,835	1,938,004
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	1,189,118
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.200%	08/14/27	CNH	5,000	770,183
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
1.000%	07/09/30	EUR	300	356,224
1.625%	10/07/39	EUR	200	234,464
				6,612,754
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	268	310,332
3.000%	06/15/23		1,525	1,588,593
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		50	49,309
4.050%	07/01/30		2,525	2,811,967
4.125%	05/15/29		845	949,625
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31		2,010	1,986,532
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		2,670	2,698,944
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41		265	254,731
3.300%	07/01/30		182	194,031
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	975	1,162,689
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	290,509
Sr. Unsec’d. Notes
4.750%	02/15/28		1,481	1,495,283
Equinix, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/28		266	266,337
2.500%	05/15/31		228	229,555
3.400%	02/15/52		68	69,445
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		520	560,647
5.375%	04/15/26		2,860	3,254,657
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		585	$616,786
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28(a)		665	664,618
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		415	451,246
4.500%	01/15/28		305	334,146
5.625%	05/01/24		20	21,746
5.750%	02/01/27		20	22,988
Gtd. Notes, 144A
4.625%	06/15/25		226	244,049
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	600	696,981
3.325%	03/24/25	EUR	1,670	2,102,163
3.692%	06/05/28	GBP	288	414,000
4.625%	08/01/29		265	283,988
5.000%	10/15/27		20	21,072
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32		515	502,916
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		772	766,087
3.400%	01/15/30		2,220	2,357,102
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	755,409
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28		2,800	2,806,274
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		2,235	2,360,902
Ventas Realty LP,
Gtd. Notes
2.500%	09/01/31		300	296,475
4.400%	01/15/29		650	742,406
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29(a)		3,415	3,635,323
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		185	188,820
4.125%	08/15/30		30	31,872
4.250%	12/01/26		100	104,431
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		4,880	5,021,751
4.125%	03/15/29		650	732,974
4.800%	11/20/28	GBP	650	1,042,971

A32

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		2,230	$2,128,077
				47,520,759
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		775	767,446
3.875%	01/15/28		415	418,287
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		246	259,854
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	282	324,613
6.250%	03/30/26	GBP	1,000	1,392,827
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	3,800	4,500,769
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)		325	325,782
3.875%	10/01/31		325	325,030
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		97	104,961
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		345	351,912
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A
8.750%	04/30/25		1,500	1,621,063
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		110	108,984
				10,501,528
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		370	406,699
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		293	289,514
2.450%	02/15/31		223	216,398
2.600%	02/15/33		975	942,705
3.500%	02/15/41		4,085	4,052,212
Intel Corp.,
Sr. Unsec’d. Notes
2.000%	08/12/31		125	124,215
2.800%	08/12/41		40	39,869
3.050%	08/12/51		15	15,008
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,025	1,083,513
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Sec’d. Notes, 144A
0.972%	02/15/24		150	$150,070
0.983%	09/01/24		50	49,956
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23		317	326,344
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
3.875%	09/01/22		1,470	1,514,301
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30		130	140,839
				9,351,643
Software — 0.1%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		165	158,159
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41		1,835	1,857,253
Sr. Unsec’d. Notes, Series 30Y
4.750%	05/15/48		294	367,691
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		4,284	4,665,518
4.400%	07/01/49		153	182,826
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		104	101,048
3.041%	03/17/62		253	266,295
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		1,005	1,015,110
2.875%	03/25/31		287	295,758
3.600%	04/01/50		147	147,157
3.650%	03/25/41		91	94,604
3.950%	03/25/51		27	28,604
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31		89	88,669
2.700%	07/15/41		35	34,875
2.900%	07/15/51		31	31,021
3.050%	07/15/61		75	75,976
				9,410,564
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	1,177	1,459,903
3.000%	06/30/22		1,725	1,750,937
3.550%	09/15/55		762	751,284
3.650%	09/15/59		5,876	5,816,151
4.375%	09/14/29	GBP	350	553,110
4.875%	06/01/44	GBP	100	179,135

A33

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		300	$310,905
8.750%	05/25/24		145	150,300
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		200	196,096
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	204,022
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	851,553
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	59,790
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		35	36,750
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		90	105,216
7.625%	03/01/26		15	18,175
7.875%	09/15/23		1,405	1,570,217
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		35	35,374
2.875%	02/15/31		265	267,374
4.750%	02/01/28		25	26,542
Sr. Sec’d. Notes
2.550%	02/15/31		7,947	7,980,160
3.300%	02/15/51		594	575,748
3.875%	04/15/30		1,069	1,181,030
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	373	434,676
2.550%	03/21/31		400	405,802
2.650%	11/20/40		221	208,440
2.850%	09/03/41		195	190,335
3.400%	03/22/41		4,300	4,487,055
3.550%	03/22/51		38	40,011
4.500%	08/10/33		555	660,852
4.522%	09/15/48		212	259,498
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	4,135	4,917,341
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26	EUR	1,111	1,418,103
				37,101,885
Transportation — 0.0%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	1,124,185
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
FedEx Corp.,
Gtd. Notes
4.050%	02/15/48		118	$132,283
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	545	619,980
3.638%	06/20/22	CHF	400	439,048
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	400	450,809
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	400	467,327
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	600	1,074,887
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		220	219,098
				4,527,617
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		235	241,690
3.375%	02/01/22		382	383,830
				625,520
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		173	182,045
3.250%	06/01/51		106	110,011
3.450%	05/01/50		27	28,986
				321,042

Total Corporate Bonds (cost $694,242,583)				681,812,061
Municipal Bonds — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		330	530,644
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39		180	250,837
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39		165	218,937
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		220	278,705
6.548%	05/15/48		115	177,830
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39		40	67,331

A34

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	8	$10,997
Taxable, Revenue Bonds, Series BG
1.316%	05/15/27	355	354,759
1.614%	05/15/30	340	331,731
			2,221,771
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	85	127,356
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	865	907,973
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	120	139,907
			1,175,236
Michigan — 0.0%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	520	568,641
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	420	669,782
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	268	438,092
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	35	47,094
			1,154,968
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	120	155,817
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST
5.770%	03/15/39	495	610,617
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds
4.031%	09/01/48	105	126,087
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	225	307,589
Revenue Bonds
4.458%	10/01/62	70	94,599
			1,294,709
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.925%(c)	07/25/36	724	726,218
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	45	$56,799
4.800%	06/01/2111	205	296,692
			353,491
Pennsylvania — 0.0%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	50	50,042
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	10	14,023
Revenue Bonds, BABs, Series B
5.511%	12/01/45	140	197,623
			261,688
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	40	57,294
Taxable, Revenue Bonds
4.427%	02/01/42	155	189,805
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	210	209,740
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	235	262,673
			719,512
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	260	335,379

Total Municipal Bonds (cost $8,971,798)			8,811,613
Residential Mortgage-Backed Securities — 0.4%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.276%(c)	03/27/36	128	127,392
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.216%(c)	02/27/37	118	116,671
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.653%(c)	09/26/45	50	50,783
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	355	355,668
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	03/25/29	435	435,346

A35

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	04/25/29	71	$70,519
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	10/25/29	192	191,747
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/29	687	687,217
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.286%(c)	08/26/30	379	382,525
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.786%(c)	10/25/30	225	236,209
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	84	84,444
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	06/25/30	2,650	2,678,547
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.450%(c)	09/25/31	200	200,489
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.050%	09/12/26^	5,400	5,400,000
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.486%(c)	04/25/31	64	64,077
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.386%(c)	08/25/31	141	142,404
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.236%(c)	09/25/31	219	220,162
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	06/25/39	57	56,754
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	10/25/39	65	65,031
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.136%(c)	01/25/40	508	510,839
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.086%(c)	01/25/40	259	260,055
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	137	139,248
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.786%(c)	11/25/28	165	165,345
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.886%(c)	04/25/29	217	$216,942
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.086%(c)	10/25/30	98	98,022
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.200%(c)	10/25/33	223	225,295
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.750%(c)	10/25/33	346	354,708
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.736%(c)	09/25/29	296	305,738
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	05/25/30	147	148,939
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.336%(c)	07/25/30	558	565,434
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.236%(c)	10/25/30	63	63,524
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.386%(c)	10/25/27	246	250,839
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	965	1,013,856
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.386%(c)	01/25/50	448	447,733
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.786%(c)	01/25/50	553	555,535
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	1,642	1,655,458
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.186%(c)	06/25/50	643	671,755
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	112	112,515
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	679	684,485
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	10/25/50	149	151,108

A36

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	320	$323,338
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.236%(c)	09/25/50	211	211,939
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.700%(c)	01/25/51	30	30,143
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.850%(c)	01/25/51	427	428,339
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.550%(c)	10/25/33	338	354,062
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	08/25/33	449	454,537
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.200%(c)	12/25/33	105	106,444
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.100%(c)	12/25/33	3,780	3,814,331
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.400%(c)	09/25/41	140	140,195
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	09/25/41	300	300,283
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.036%(c)	10/25/49	42	42,070
Freddie Mac REMICS,
Series 4910, Class MI, IO
4.000%	08/25/49	124	14,482
Series 5020, Class IH, IO
3.000%	08/25/50	411	62,758
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	979	983,874
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	771	779,714
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	01/26/37	109	107,996
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	64	64,104
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	249	243,345
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	47	$47,174
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	10/25/30	46	45,989
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.336%(c)	10/25/30	350	353,500
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	207	208,146
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	1,809	1,823,939
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	548	556,311
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	288	290,103
MRA Issuance Trust,
Series 2021-EBO01, Class A1X, 144A
1.385%	09/15/22^	12,100	12,100,000
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29	14	13,664
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	10/25/30	39	38,774
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.736%(c)	06/25/57	108	108,351
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.902%(c)	12/25/22	1,097	1,101,377
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24	4,944	5,046,244
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	06/25/29	13	12,516
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	06/25/29	471	472,254
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	10/25/30	22	22,436
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.686%(c)	10/25/30	210	211,184

A37

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
1.750%(c)	12/27/33		3,000	$3,011,408
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.453%(c)	07/30/75	EUR	769	887,618
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22		1,015	1,016,029
Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	09/25/48		437	443,401

Total Residential Mortgage-Backed Securities (cost $56,405,426)				56,435,730
Sovereign Bonds — 1.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		1,277	1,285,672
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		430	492,441
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	827,563
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	61	49,647
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	426	334,678
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,334	1,683,889
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,485	1,059,072
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	3,274	2,050,544
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,289	919,264
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	165	254,643
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	396,302
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,790	4,068,065
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	02/21/47		1,035	1,035,839
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	265	295,554
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bundesobligation (Germany),
Bonds, Series 180
0.000%	10/18/24	EUR	844	$998,770
Bonds, Series 184
0.000%	10/09/26	EUR	2,271	2,705,518
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds, Series G
0.000%	08/15/50	EUR	302	327,385
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	2,300	2,700,796
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	1,709	1,335,144
0.250%	03/01/26	CAD	1,834	1,398,498
0.500%	09/01/25	CAD	3,287	2,549,187
0.500%	12/01/30	CAD	1,245	901,840
2.000%	12/01/51	CAD	987	781,718
Bonds, Series 0001
1.250%	06/01/30	CAD	260	202,664
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		260	253,958
3.100%	05/07/41		450	435,250
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,587,756
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,000	1,150,705
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,910	3,729,511
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	119,442
Unsec’d. Notes
1.125%	03/04/33	EUR	200	231,014
1.500%	06/17/31	EUR	1,886	2,287,615
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,100	2,531,164
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	11,260	528,410
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	877	238,331
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		165	167,952
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		210	214,728
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	782	1,058,772

A38

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	2,560	$3,022,162
0.000%	07/04/35	EUR	1,194	1,330,385
0.200%	06/04/36	EUR	384	435,793
0.700%	07/06/51	EUR	314	373,877
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	164,293
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	217	243,907
0.875%	09/15/25	EUR	359	439,754
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	1,617	1,892,202
0.000%	02/25/26	EUR	1,600	1,890,713
0.000%	11/25/30	EUR	2,694	3,104,795
0.000%	11/25/31	EUR	600	684,321
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	3,365	3,862,389
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	5,000	6,460,557
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	153,494
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	65,120	208,795
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,820	2,226,456
1.750%	06/05/35	EUR	115	139,908
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31		205	202,129
3.125%	09/21/51		545	537,677
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,055	2,404,213
1.100%	03/12/33	EUR	730	819,171
1.450%	09/18/26	EUR	166	199,737
1.750%	04/24/25	EUR	985	1,192,319
3.050%	03/12/51		200	189,247
3.375%	07/30/25	EUR	681	875,608
4.350%	01/11/48		516	574,626
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		313	390,574
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		428	518,154
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,440	3,337,211
3.850%	07/18/27		417	462,846
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	14,834,000	1,046,868
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	1,730	$1,968,344
1.100%	05/15/29	EUR	433	547,693
1.500%	05/15/50	EUR	96	128,044
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	764,608
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,985	658,876
Israel Government Bond - Fixed (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	185	56,485
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
6.000%	05/01/31	EUR	1,460	2,507,862
Bonds, 144A
2.800%	03/01/67	EUR	160	218,261
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	851	992,666
0.000%	08/15/24	EUR	888	1,034,538
0.000%	04/01/26	EUR	2,984	3,444,353
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	6,505	7,354,196
0.950%	12/01/31	EUR	1,568	1,824,286
0.950%	03/01/37	EUR	435	478,638
1.500%	04/30/45	EUR	269	303,358
1.700%	09/01/51	EUR	205	231,653
3.100%	03/01/40	EUR	839	1,225,543
3.850%	09/01/49	EUR	58	98,047
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	255	308,490
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		726	746,688
2.125%	10/25/23		1,056	1,090,052
2.625%	04/20/22		466	471,951
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	132,050	1,075,698
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	748,750	6,787,016
Bonds, Series 328
0.600%	03/20/23	JPY	800,500	7,267,539
Bonds, Series 337
0.300%	12/20/24	JPY	815,750	7,426,814
Bonds, Series 354
0.100%	03/20/29	JPY	1,301,350	11,807,136
Bonds, Series 361
0.100%	12/20/30	JPY	191,400	1,730,012
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	387,100	4,621,093

A39

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 32
2.300%	03/20/40	JPY	51,950	$624,651
Bonds, Series 51
0.300%	06/20/46	JPY	227,050	1,922,086
Bonds, Series 56
0.800%	09/20/47	JPY	288,700	2,732,064
Bonds, Series 65
0.400%	12/20/49	JPY	45,050	379,742
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	65,950	699,542
Bonds, Series 157
0.200%	06/20/36	JPY	281,950	2,511,585
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	470	549,869
1.550%	11/09/23	EUR	1,310	1,565,559
2.375%	11/09/28	EUR	730	942,782
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	1,148	1,438,877
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	228	317,853
Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	278	536,851
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	395	466,957
Korea Treasury Bond (South Korea),
Bonds, Series 4009
1.500%	09/10/40	KRW	619,470	462,871
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	655,530	546,773
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,108,360	1,730,396
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,189,560	984,235
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	636,230	496,749
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	5,171	1,258,429
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	11,076	546,558
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	12,640	634,212
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,455	1,651,232
2.250%	08/12/36	EUR	400	455,999
2.659%	05/24/31(a)		1,120	1,080,061
3.771%	05/24/61		400	355,188
4.280%	08/14/41		625	638,085
4.750%	04/27/32		657	740,403
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		198	242,970
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	504	$598,178
0.000%	07/15/31	EUR	306	357,180
0.000%	01/15/38	EUR	353	394,924
0.000%	01/15/52	EUR	215	223,665
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37	NZD	355	256,228
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,062	228,344
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
2.252%	09/29/32		749	705,056
3.870%	07/23/60		200	195,550
3.875%	03/17/28		1,800	1,955,548
6.700%	01/26/36		195	259,570
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	537	112,111
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,427,024
2.392%	01/23/26		30	30,658
2.750%	01/30/26	EUR	1,275	1,633,781
2.783%	01/23/31		1,115	1,107,204
4.125%	08/25/27		90	99,588
6.550%	03/14/37		15	20,258
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	110	127,482
0.700%	02/03/29	EUR	730	840,366
1.200%	04/28/33	EUR	620	717,284
1.750%	04/28/41	EUR	200	231,163
1.950%	01/06/32		400	387,530
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.300%	10/17/31	EUR	355	409,027
0.900%	10/12/35	EUR	231	276,139
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	475	580,429
1.000%	04/12/52	EUR	2,640	2,835,087
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	588	498,097
Unsec’d. Notes
0.625%	04/18/25	EUR	1,619	1,932,270
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	235	240,486
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26(a)		482	513,080
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	3,003	3,896,878

A40

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Unsec’d. Notes
3.450%	06/02/45	CAD	994	$884,079
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		464	501,295
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		180	256,593
Unsec’d. Notes
3.000%	09/01/23	CAD	4,308	3,555,957
3.500%	12/01/45	CAD	422	380,762
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		432	534,832
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		200	243,963
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		810	921,830
4.817%	03/14/49		351	452,266
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	358	470,637
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	423	520,416
0.750%	03/20/51	EUR	166	198,063
0.850%	06/30/2120	EUR	215	222,117
2.400%	05/23/34	EUR	496	734,115
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
4.000%	10/17/49		330	365,258
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	1,224,879
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		2,355	2,959,002
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	1,912	505,265
Romanian Government International Bond (Romania),
Bonds
3.624%	05/26/30	EUR	41	53,506
Bonds, 144A
3.624%	05/26/30	EUR	85	110,926
Sr. Unsec’d. Notes
3.000%	02/14/31		130	132,756
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		30	30,636
4.000%	02/14/51		520	518,540
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	15	16,897
2.375%	04/19/27	EUR	170	214,083
3.500%	04/03/34	EUR	115	146,242
3.875%	10/29/35	EUR	615	798,659
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	25	31,773
3.375%	01/28/50	EUR	94	107,307
3.875%	10/29/35	EUR	90	116,877
4.125%	03/11/39	EUR	300	387,972
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.375%	08/22/23		186	$198,310
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	203	224,696
2.750%	04/14/41	EUR	28	30,130
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	244	277,691
Unsec’d. Notes, EMTN
1.375%	12/02/29	EUR	727	827,383
2.124%	07/16/31	EUR	306	353,736
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	44,464	638,026
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	1,800	2,080,204
4.750%	05/27/26		200	225,263
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	485,437
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		550	535,335
3.250%	10/26/26		285	307,294
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,492,080
2.250%	02/02/33		200	194,667
3.450%	02/02/61		200	196,824
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	2,870	3,653,598
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	155	170,617
2.125%	12/01/30		815	763,185
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	1,022	847,336
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes, Series 223
3.375%	11/15/24	EUR	11	14,366
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	95	165,700
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	1,502	1,761,381
0.000%	01/31/26	EUR	2,126	2,494,041
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	1,830	2,063,045
0.500%	10/31/31	EUR	1,338	1,556,594
0.850%	07/30/37	EUR	203	233,174
1.000%	10/31/50	EUR	2,840	3,024,303
1.500%	04/30/27	EUR	364	461,125
2.900%	10/31/46	EUR	107	169,749
Sr. Unsec’d. Notes, Series 30Y, 144A
2.700%	10/31/48	EUR	567	874,384
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	706,777

A41

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46	GBP	100	$173,343
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	5,860	653,408
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	182	254,431
3.250%	06/27/27	CHF	514	669,323
3.500%	04/08/33	CHF	310	471,105
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	13,146	525,013
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	4,792	175,495
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		211	224,477
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26	EUR	3,640	4,576,522
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	750	804,267
7.750%	09/01/22		450	468,077
8.994%	02/01/24		344	378,452
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	01/31/24	GBP	466	623,954
0.250%	07/31/31	GBP	694	868,870
0.500%	10/22/61	GBP	231	236,340
0.625%	07/31/35	GBP	1,411	1,752,575
0.625%	10/22/50	GBP	190	210,274
0.875%	10/22/29	GBP	1,631	2,203,322
1.500%	07/22/47	GBP	950	1,315,483
2.500%	07/22/65	GBP	292	557,730
4.250%	12/07/46	GBP	682	1,481,244
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		70	80,657
4.375%	01/23/31		80	92,506
4.975%	04/20/55		225	282,145
5.100%	06/18/50		15	19,110

Total Sovereign Bonds (cost $270,734,297)				263,068,263
U.S. Government Agency Obligations — 0.4%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		246	239,358
2.000%	12/01/35		731	753,126
2.000%	08/01/51		253	254,690
2.500%	06/01/30		74	77,417
2.500%	07/01/30		36	37,876
2.500%	11/01/35		88	91,136
2.500%	09/01/51		325	335,378
2.500%	10/01/51		1,400	1,444,742
3.000%	06/01/30		20	21,622
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	09/01/35	64	$67,649
3.000%	01/01/37	43	45,712
3.000%	02/01/37	66	70,210
3.000%	05/01/45	70	75,886
3.000%	08/01/46	196	206,870
3.000%	09/01/46	332	350,288
3.000%	02/01/47	128	136,605
3.500%	10/01/30	20	21,040
3.500%	08/01/42	80	87,483
3.500%	01/01/44	82	89,102
3.500%	07/01/45	89	95,981
3.500%	09/01/47	316	334,954
3.500%	11/01/47	588	626,127
3.500%	03/01/48	461	490,147
4.000%	01/01/33	151	163,456
4.000%	06/01/42	40	44,223
4.000%	09/01/44	80	88,148
4.000%	04/01/45	23	25,036
4.000%	05/01/45	54	59,438
4.000%	02/01/46	244	265,864
4.000%	05/01/46	73	79,727
4.000%	01/01/47	91	101,032
4.500%	12/01/34	19	21,410
4.500%	03/01/41	99	110,629
4.500%	07/01/41	29	32,954
4.500%	03/01/44	39	44,161
4.500%	12/01/45	73	81,815
5.000%	05/01/38	105	120,085
5.000%	02/01/42	109	124,236
5.500%	06/01/41	36	41,801
5.500%	09/01/41	151	176,202
6.250%	07/15/32	315	456,408
6.750%	03/15/31	975	1,414,892
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29	295	255,557
Federal National Mortgage Assoc.
1.500%	09/01/36	497	502,660
1.500%	10/01/36	50	50,530
1.500%	10/01/36	175	176,801
2.000%	TBA	18,500	18,516,621
2.000%	07/01/30	38	39,347
2.000%	04/01/31	31	32,253
2.000%	09/01/36	248	255,739
2.000%	10/01/36	100	103,072
2.000%	07/01/50	112	112,546
2.000%	09/01/50	800	802,748
2.000%	05/01/51	2,361	2,381,783
2.000%	07/01/51	674	676,039
2.000%	08/01/51	4,017	4,030,522
2.000%	10/01/51	975	978,356
2.500%	05/01/30	51	53,930
2.500%	06/01/30	19	20,314
2.500%	07/01/30	43	45,270
2.500%	07/01/30	49	51,755
2.500%	07/01/30	50	52,131
2.500%	05/01/36	658	686,478
2.500%	09/01/36	250	260,474

A42

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	04/01/37	386	$398,103
2.500%	11/01/50	407	423,261
2.500%	07/01/51	546	563,679
3.000%	06/01/30	60	63,448
3.000%	07/01/30	41	43,649
3.000%	07/01/30	85	90,478
3.000%	09/01/30	44	46,901
3.000%	11/01/30	21	22,265
3.000%	03/01/31	69	73,321
3.000%	06/01/32	116	123,435
3.000%	07/01/33	72	76,121
3.000%	03/01/35	21	21,994
3.000%	09/01/35	37	39,178
3.000%	02/01/37	35	36,821
3.000%	05/01/45	275	290,281
3.000%	06/01/45	185	199,880
3.000%	07/01/45	55	59,495
3.000%	08/01/45	176	186,545
3.000%	01/01/46	28	30,016
3.000%	04/01/46	273	289,415
3.000%	10/01/46	67	71,130
3.000%	10/01/46	105	110,973
3.000%	11/01/46	251	265,901
3.000%	12/01/46	102	108,482
3.000%	12/01/46	416	440,634
3.000%	08/01/51	300	315,102
3.500%	12/01/29	30	32,040
3.500%	05/01/30	25	26,785
3.500%	10/01/30	45	48,326
3.500%	02/01/36	97	104,919
3.500%	02/01/37	31	33,511
3.500%	06/01/43	185	200,287
3.500%	12/01/46	375	400,391
3.500%	08/01/47	53	56,811
3.500%	09/01/47	214	227,017
3.500%	09/01/47	296	315,062
3.500%	01/01/48	676	721,493
3.500%	03/01/48	271	288,011
3.500%	11/01/48	230	245,293
3.500%	09/01/57	434	473,031
3.500%	05/01/58	171	185,504
4.000%	04/01/35	45	48,453
4.000%	03/01/41	77	84,371
4.000%	11/01/42	103	113,792
4.000%	06/01/44	40	44,464
4.000%	03/01/45	29	31,521
4.000%	01/01/46	90	97,914
4.000%	03/01/46	166	180,730
4.000%	04/01/47	102	111,123
4.000%	07/01/47	200	216,071
4.000%	12/01/47	255	275,507
4.000%	02/01/49	341	368,598
4.500%	08/01/40	39	43,600
4.500%	02/01/41	34	38,032
4.500%	06/01/41	97	107,245
4.500%	09/01/41	19	21,574
4.500%	01/01/42	53	59,012
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	01/01/43	52	$58,072
4.500%	03/01/44	26	28,370
4.500%	06/01/48	97	105,110
4.500%	01/01/51	219	244,747
5.000%	05/01/38	56	63,854
5.500%	07/01/38	29	33,935
5.500%	05/01/39	37	42,904
5.500%	05/01/40	23	26,773
5.500%	07/01/41	48	55,724
5.500%	09/01/41	37	42,900
6.000%	02/01/36	20	23,224
6.000%	11/01/38	20	23,881
6.000%	09/01/39	47	55,316
6.000%	06/01/40	27	32,061
6.250%	05/15/29	1,490	2,005,868
6.625%	11/15/30	465	663,138
7.125%	01/15/30	35	50,308
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	82,562
Government National Mortgage Assoc.
2.500%	01/20/47	43	44,984
2.500%	08/20/51	3,388	3,497,353
2.500%	09/20/51	375	387,685
3.000%	11/20/43	177	186,903
3.000%	01/15/45	29	30,282
3.000%	03/15/45	28	29,843
3.000%	01/20/47	261	274,416
3.000%	06/20/47	396	419,037
3.000%	08/20/47	164	172,259
3.000%	05/20/51	228	238,709
3.000%	07/20/51	347	362,545
3.000%	09/20/51	200	209,853
3.500%	04/15/45	28	29,588
3.500%	03/20/47	150	158,884
3.500%	07/20/47	915	969,506
3.500%	08/20/47	218	230,824
3.500%	09/20/47	43	46,085
3.500%	11/20/47	35	36,581
3.500%	12/20/47	33	34,615
3.500%	03/20/48	119	126,275
4.000%	03/15/44	52	57,117
4.000%	01/20/46	81	88,076
4.000%	02/20/46	28	30,452
4.000%	03/20/46	128	136,731
4.000%	07/20/47	250	268,184
4.000%	12/20/47	90	96,021
4.500%	10/15/41	28	31,256
4.500%	07/20/44	113	125,727
4.500%	04/20/45	129	144,050
5.000%	06/15/38	16	18,947
5.000%	06/15/39	29	33,183
5.000%	12/15/39	22	26,024
5.000%	03/15/44	94	108,847
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	315	259,375

A43

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.311%(s)	03/15/33	74	$56,222

Total U.S. Government Agency Obligations (cost $61,954,906)			61,686,024
U.S. Treasury Obligations — 2.1%
U.S. Treasury Bonds
1.125%	08/15/40	11,335	9,756,955
1.250%	05/15/50	5,755	4,709,209
1.375%	11/15/40	1,984	1,782,810
1.375%	08/15/50	6,545	5,525,412
1.750%	08/15/41	3,382	3,234,037
1.875%	02/15/41	9,975	9,761,473
1.875%	02/15/51(k)	2,265	2,160,952
2.000%	08/15/51	535	525,721
2.250%	05/15/41	12,255	12,747,115
2.375%	05/15/51	4,900	5,230,750
2.500%	02/15/45	16,944	18,299,088
2.500%	02/15/46	12,665	13,699,968
2.500%	05/15/46	90	97,411
2.750%	08/15/47(k)	28,675	32,564,047
2.750%	11/15/47	400	454,625
2.875%	05/15/43	2,635	3,023,662
3.000%	11/15/44	170	199,591
3.000%	05/15/45	1,095	1,288,507
3.000%	11/15/45	855	1,007,965
3.000%	02/15/48	480	570,975
3.125%	02/15/43	115	137,030
3.125%	08/15/44	375	448,711
3.375%	11/15/48	4,035	5,142,103
3.625%	02/15/44	210	270,244
3.750%	11/15/43	215	281,247
3.875%	08/15/40	80	104,887
4.250%	11/15/40	80	109,950
4.625%	02/15/40	80	114,325
U.S. Treasury Notes
0.125%	06/30/22	90	90,035
0.125%	02/15/24	2,877	2,861,042
0.250%	05/15/24	3,279	3,263,117
0.250%	09/30/25(k)	2,600	2,544,750
0.375%	03/31/22	1,945	1,948,039
0.375%	07/15/24	3,635	3,624,777
0.375%	08/15/24	2,227	2,219,171
0.375%	01/31/26	1,694	1,657,738
0.625%	12/31/27	6,495	6,267,675
0.625%	05/15/30	90	84,037
0.750%	04/30/26	2,286	2,268,676
0.875%	06/30/26	31,995	31,880,018
0.875%	11/15/30	290	275,319
1.125%	02/29/28(a)	6,880	6,838,075
1.250%	08/31/24	5,094	5,204,635
1.250%	04/30/28	11,885	11,881,286
1.250%	05/31/28	2,625	2,621,719
1.250%	06/30/28	53,405	53,296,521
1.250%	08/15/31(a)	690	673,289
1.500%	01/31/22	265	266,263
1.500%	11/30/24	444	457,042
1.625%	02/15/26	66	68,109
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.625%	10/31/26	687	$708,308
1.750%	04/30/22	250	252,451
1.750%	07/15/22	630	638,244
2.000%	02/15/25	42	43,936
2.125%	05/31/26	29	30,586
2.250%	08/15/27	500	531,562
2.625%	12/31/25	122	131,045
2.625%	02/15/29	8,780	9,575,687
2.875%	05/15/28	2,495	2,753,077
3.125%	11/15/28	1,805	2,028,651
U.S. Treasury Strips Coupon
1.911%(s)	05/15/39	105	72,885
1.917%(s)	02/15/38(k)	625	449,048
1.961%(s)	11/15/40(k)	5,785	3,841,828
1.964%(s)	08/15/41(k)	7,655	4,981,431
2.022%(s)	11/15/41	30	19,361
2.040%(s)	08/15/42	20	12,659
2.052%(s)	11/15/43	245	150,149
2.054%(s)	02/15/45	45	26,919
2.055%(s)	02/15/43	410	256,026
2.069%(s)	05/15/43(k)	3,015	1,874,482
2.107%(s)	11/15/44	180	108,274
2.117%(s)	05/15/44(k)	1,220	743,628
2.123%(s)	08/15/44(k)	600	361,945
2.125%(s)	05/15/45(k)	640	381,450
2.125%(s)	08/15/45	235	139,237
U.S. Treasury Strips Principal
2.053%(s)	11/15/50	4,931	2,663,703

Total U.S. Treasury Obligations (cost $313,679,639)			306,316,675

Total Long-Term Investments (cost $9,858,828,508)			10,221,767,533

	Shares
Short-Term Investments — 32.8%
Affiliated Mutual Funds — 31.1%
PGIM Core Ultra Short Bond Fund(wd)	4,461,669,811	4,461,669,811
PGIM Institutional Money Market Fund (cost $141,169,279; includes $141,165,252 of cash collateral for securities on loan)(b)(wd)	141,254,031	141,169,279

Total Affiliated Mutual Funds (cost $4,602,839,090)		4,602,839,090

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.0%
American Honda Finance Corp.
0.182%	10/18/21	2,525	2,524,843
Cigna Corp.
0.150%	10/26/21	2,597	2,596,726

Total Commercial Paper (cost $5,121,512)				5,121,569

A44

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(n) — 1.6%
U.S. Treasury Bills
0.003%	10/05/21	475	$474,999
0.009%	10/21/21	18,470	18,469,194
0.029%	12/09/21(k)	214,940	214,928,327

Total U.S. Treasury Obligations (cost $233,872,834)			233,872,520

	Shares
Unaffiliated Funds — 0.1%
Fidelity Treasury Only Portfolio (Institutional Shares)	3,243,803	3,243,803
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	7,107,512	7,107,512

Total Unaffiliated Funds (cost $10,351,315)		10,351,315

Total Short-Term Investments (cost $4,852,184,751)		4,852,184,494

TOTAL INVESTMENTS—101.9% (cost $14,711,013,259)		15,073,952,027

Liabilities in excess of other assets(z) — (1.9)%		(275,561,717)

Net Assets — 100.0%		$14,798,390,310

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
UTS	Unit Trust Security

A45

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange
XSWX	SIX Swiss Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,500,000 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,365,737; cash collateral of $141,165,252 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,141	2 Year U.S. Treasury Notes	Dec. 2021	$251,082,399	$(148,566)
4,807	5 Year U.S. Treasury Notes	Dec. 2021	590,021,707	(3,428,256)
17	10 Year Australian Treasury Bonds	Dec. 2021	1,738,719	(34,078)
26	10 Year Canadian Government Bonds	Dec. 2021	2,938,497	(51,746)
2	10 Year Japanese Bonds	Dec. 2021	2,720,158	(8,417)
108	10 Year U.K. Gilt	Dec. 2021	18,211,728	(586,553)
746	10 Year U.S. Treasury Notes	Dec. 2021	98,180,597	(1,347,574)
1,232	20 Year U.S. Treasury Bonds	Dec. 2021	196,157,500	(5,122,223)
178	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	34,009,125	(743,738)
43	Euro Schatz Index	Dec. 2021	5,588,824	(3,322)
31	Euro-BTP Italian Government Bond	Dec. 2021	5,456,350	(60,345)
4,696	Mini MSCI EAFE Index	Dec. 2021	532,291,600	(24,188,090)
1,116	Russell 2000 E-Mini Index	Dec. 2021	122,804,640	(1,221,916)
14,277	S&P 500 E-Mini Index	Dec. 2021	3,067,948,837	(104,117,587)
				(141,062,411)
Short Positions:
2,553	2 Year U.S. Treasury Notes	Dec. 2021	561,799,618	352,312
489	5 Year Euro-Bobl	Dec. 2021	76,428,825	321,790
13	5 Year Government of Canada Bond	Dec. 2021	1,278,652	13,807
162	5 Year U.S. Treasury Notes	Dec. 2021	19,884,235	9,486
270	10 Year Euro-Bund	Dec. 2021	53,111,970	656,122
63	10 Year U.K. Gilt	Dec. 2021	10,623,508	3,385
1,242	10 Year U.S. Treasury Notes	Dec. 2021	163,458,850	683,325
203	10 Year U.S. Ultra Treasury Notes	Dec. 2021	29,485,750	413,349
5	30 Year Euro Buxl	Dec. 2021	1,177,694	42,275
A46

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
278	Euro Currency	Dec. 2021	$40,310,000	$952,483
494	Euro Schatz Index	Dec. 2021	64,206,495	49,496
32	Euro-OAT	Dec. 2021	6,151,302	72,905
				3,570,735
				$(137,491,676)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Bank of America, N.A.	AUD	480	$353,309	$347,025	$—	$(6,284)
Expiring 10/06/21	Citibank, N.A.	AUD	338	244,977	244,363	—	(614)
Expiring 10/06/21	Citibank, N.A.	AUD	305	220,729	220,505	—	(224)
Expiring 10/06/21	Citibank, N.A.	AUD	204	148,689	147,486	—	(1,203)
Expiring 10/06/21	Deutsche Bank AG	AUD	3,690	2,732,187	2,667,752	—	(64,435)
Expiring 10/06/21	Deutsche Bank AG	AUD	480	353,968	347,025	—	(6,943)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	480	354,113	347,025	—	(7,088)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	480	349,794	347,024	—	(2,770)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	164	119,379	118,566	—	(813)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	163	118,974	117,844	—	(1,130)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	108	78,209	78,081	—	(128)
Expiring 11/04/21	Citibank, N.A.	AUD	232	167,008	167,749	741	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	597	429,173	431,665	2,492	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	460	332,472	332,606	134	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	445	320,500	321,760	1,260	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	388	281,059	280,546	—	(513)
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	4,325	820,781	793,573	—	(27,208)
Expiring 10/04/21	Citibank, N.A.	BRL	1,235	234,621	226,604	—	(8,017)
Expiring 10/04/21	Citibank, N.A.	BRL	867	166,000	159,045	—	(6,955)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,983	375,094	363,859	—	(11,235)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,317	247,000	241,741	—	(5,259)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,281	243,000	235,093	—	(7,907)
Expiring 10/04/21	The Toronto-Dominion Bank	BRL	1,676	325,000	307,590	—	(17,410)
Expiring 11/03/21	Citibank, N.A.	BRL	1,695	313,616	309,612	—	(4,004)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	7,125	1,336,520	1,301,464	—	(35,056)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	1,397	257,000	255,096	—	(1,904)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	893	168,000	163,047	—	(4,953)
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	10,740	14,676,632	14,471,535	—	(205,097)
Expiring 10/06/21	Bank of America, N.A.	GBP	258	356,506	347,631	—	(8,875)
Expiring 10/06/21	Bank of America, N.A.	GBP	190	261,997	256,007	—	(5,990)
Expiring 10/06/21	Citibank, N.A.	GBP	259	353,457	348,979	—	(4,478)
Expiring 10/06/21	Citibank, N.A.	GBP	129	174,724	173,815	—	(909)
Expiring 10/06/21	Citibank, N.A.	GBP	121	166,420	163,036	—	(3,384)
Expiring 10/06/21	Deutsche Bank AG	GBP	589	811,726	793,623	—	(18,103)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	320	437,694	431,170	—	(6,524)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	188	258,322	253,313	—	(5,009)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	165	228,456	222,322	—	(6,134)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	452	609,749	609,315	—	(434)
Expiring 11/04/21	Deutsche Bank AG	GBP	286	385,651	385,371	—	(280)
A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/06/21	Bank of America, N.A.	CAD	720	$569,631	$568,443	$—	$(1,188)
Expiring 10/06/21	Citibank, N.A.	CAD	450	356,483	355,277	—	(1,206)
Expiring 10/06/21	Citibank, N.A.	CAD	450	355,854	355,277	—	(577)
Expiring 10/06/21	Citibank, N.A.	CAD	440	349,467	347,382	—	(2,085)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	455	355,484	359,224	3,740	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	309	243,679	243,731	52	—
Chilean Peso,
Expiring 10/06/21	Bank of America, N.A.	CLP	377,200	482,168	464,971	—	(17,197)
Expiring 10/06/21	Citibank, N.A.	CLP	461,128	569,364	568,429	—	(935)
Expiring 10/06/21	Citibank, N.A.	CLP	362,600	471,521	446,974	—	(24,547)
Expiring 11/04/21	Bank of America, N.A.	CLP	148,200	184,008	182,153	—	(1,855)
Expiring 12/15/21	Citibank, N.A.	CLP	242,007	304,000	296,401	—	(7,599)
Expiring 12/15/21	Citibank, N.A.	CLP	182,748	228,000	223,823	—	(4,177)
Expiring 12/15/21	Citibank, N.A.	CLP	131,981	163,000	161,646	—	(1,354)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	600,113	750,000	734,996	—	(15,004)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	202,591	248,000	248,126	126	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	134,598	170,000	164,850	—	(5,150)
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	1,727	267,296	267,665	369	—
Expiring 10/08/21	Citibank, N.A.	CNH	1,770	273,483	274,329	846	—
Expiring 10/08/21	Citibank, N.A.	CNH	1,348	208,412	208,924	512	—
Expiring 10/08/21	Deutsche Bank AG	CNH	3,805	587,776	589,730	1,954	—
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	CNH	9,910	1,532,284	1,535,935	3,651	—
Expiring 11/04/21	Bank of America, N.A.	CNH	11,395	1,759,846	1,762,278	2,432	—
Expiring 11/18/21	Barclays Bank PLC	CNH	21,009	3,214,000	3,245,522	31,522	—
Expiring 11/18/21	Barclays Bank PLC	CNH	6,057	927,924	935,662	7,738	—
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	716,300	186,804	188,035	1,231	—
Expiring 10/06/21	Citibank, N.A.	COP	334,086	86,981	87,701	720	—
Czech Koruna,
Expiring 10/06/21	Citibank, N.A.	CZK	18,130	841,383	828,556	—	(12,827)
Expiring 10/19/21	Barclays Bank PLC	CZK	14,879	688,000	679,694	—	(8,306)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CZK	5,580	254,423	254,761	338	—
Euro,
Expiring 10/04/21	Goldman Sachs International	EUR	111,016	129,811,563	128,606,590	—	(1,204,973)
Expiring 10/06/21	Bank of America, N.A.	EUR	296	349,694	342,914	—	(6,780)
Expiring 10/06/21	Bank of America, N.A.	EUR	295	349,668	341,756	—	(7,912)
Expiring 10/06/21	Bank of America, N.A.	EUR	132	156,486	152,921	—	(3,565)
Expiring 10/06/21	Citibank, N.A.	EUR	1,034	1,223,215	1,197,883	—	(25,332)
Expiring 10/06/21	Citibank, N.A.	EUR	35	40,880	40,547	—	(333)
Expiring 10/06/21	Deutsche Bank AG	EUR	1,336	1,565,701	1,547,748	—	(17,953)
Expiring 10/06/21	Deutsche Bank AG	EUR	274	325,014	317,427	—	(7,587)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	1,100	1,301,359	1,274,343	—	(27,016)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	332	394,263	384,620	—	(9,643)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	301	354,186	348,707	—	(5,479)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	252	298,859	291,940	—	(6,919)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	213	249,767	246,759	—	(3,008)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	179	211,429	207,370	—	(4,059)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	148	174,877	171,457	—	(3,420)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	147	173,803	170,299	—	(3,504)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	147	173,831	170,298	—	(3,533)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	100	117,046	115,849	—	(1,197)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	100	117,496	115,850	—	(1,646)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	781	905,747	905,370	—	(377)
Expiring 11/04/21	Deutsche Bank AG	EUR	508	589,100	588,832	—	(268)
A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	180	$208,639	$208,642	$3	$—
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	80,900	267,270	260,684	—	(6,586)
Expiring 10/06/21	Deutsche Bank AG	HUF	94,500	316,633	304,507	—	(12,126)
Indian Rupee,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	INR	115,290	1,574,355	1,551,451	—	(22,904)
Expiring 11/03/21	Citibank, N.A.	INR	82,930	1,114,067	1,112,273	—	(1,794)
Expiring 12/15/21	Citibank, N.A.	INR	70,467	954,419	941,137	—	(13,282)
Expiring 12/15/21	Citibank, N.A.	INR	36,654	497,000	489,539	—	(7,461)
Expiring 12/15/21	HSBC Bank PLC	INR	35,407	480,000	472,884	—	(7,116)
Expiring 12/15/21	HSBC Bank PLC	INR	33,347	452,000	445,378	—	(6,622)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	30,529	410,000	407,733	—	(2,267)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	28,384	382,000	379,095	—	(2,905)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	28,253	380,000	377,341	—	(2,659)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	17,833	240,000	238,170	—	(1,830)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	30,467	406,000	406,913	913	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	30,348	405,000	405,322	322	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	22,959	309,000	306,631	—	(2,369)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	18,600	248,000	248,418	418	—
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	15,415,656	1,078,697	1,075,894	—	(2,803)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	6,200,000	434,661	432,713	—	(1,948)
Expiring 11/04/21	Citibank, N.A.	IDR	6,200,000	432,463	431,242	—	(1,221)
Expiring 12/15/21	Barclays Bank PLC	IDR	3,458,280	240,000	239,405	—	(595)
Expiring 12/15/21	Citibank, N.A.	IDR	13,422,642	919,611	929,203	9,592	—
Expiring 12/15/21	Goldman Sachs International	IDR	3,578,130	249,000	247,701	—	(1,299)
Expiring 12/15/21	Goldman Sachs International	IDR	3,360,792	233,000	232,656	—	(344)
Expiring 12/15/21	HSBC Bank PLC	IDR	4,958,932	344,000	343,290	—	(710)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	3,378,360	235,000	233,872	—	(1,128)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	2,472,844	172,000	171,186	—	(814)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	2,440,690	170,000	168,960	—	(1,040)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	6,900,720	480,000	477,713	—	(2,287)
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	385	120,186	119,423	—	(763)
Expiring 10/06/21	Bank of America, N.A.	ILS	385	120,329	119,423	—	(906)
Expiring 10/06/21	Citibank, N.A.	ILS	321	100,149	99,571	—	(578)
Expiring 10/06/21	Citibank, N.A.	ILS	321	100,143	99,571	—	(572)
Expiring 12/15/21	Citibank, N.A.	ILS	778	243,000	241,390	—	(1,610)
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	39,100	350,918	351,334	416	—
Expiring 10/06/21	Citibank, N.A.	JPY	39,100	352,826	351,332	—	(1,494)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	29,400	267,799	264,174	—	(3,625)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	19,400	177,026	174,319	—	(2,707)
Expiring 10/19/21	HSBC Bank PLC	JPY	39,757	356,357	357,271	914	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	81,748	745,000	734,614	—	(10,386)
Mexican Peso,
Expiring 10/06/21	Bank of America, N.A.	MXN	4,150	207,900	200,818	—	(7,082)
Expiring 10/06/21	Citibank, N.A.	MXN	17,640	867,649	853,596	—	(14,053)
Expiring 10/06/21	Citibank, N.A.	MXN	7,160	352,307	346,471	—	(5,836)
Expiring 10/06/21	Citibank, N.A.	MXN	4,190	209,006	202,754	—	(6,252)
Expiring 10/06/21	Citibank, N.A.	MXN	3,990	199,590	193,076	—	(6,514)
Expiring 10/06/21	Citibank, N.A.	MXN	2,350	117,308	113,716	—	(3,592)
Expiring 10/06/21	Deutsche Bank AG	MXN	8,900	438,161	430,669	—	(7,492)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	17,640	869,029	853,596	—	(15,433)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	4,150	204,299	200,818	—	(3,481)
A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/15/21	Goldman Sachs International	MXN	21,008	$1,038,219	$1,006,571	$—	$(31,648)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	5,266	262,000	252,343	—	(9,657)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	4,759	236,000	228,020	—	(7,980)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	MXN	21,008	1,037,665	1,006,570	—	(31,095)
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	14,180	514,234	509,756	—	(4,478)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	7,645	276,782	274,830	—	(1,952)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	TWD	240	8,640	8,642	2	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	32,957	1,191,601	1,189,767	—	(1,834)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	12,838	467,000	463,449	—	(3,551)
New Zealand Dollar,
Expiring 10/06/21	Citibank, N.A.	NZD	1,680	1,194,285	1,159,750	—	(34,535)
Expiring 10/19/21	Citibank, N.A.	NZD	534	365,000	368,473	3,473	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NZD	270	186,141	186,356	215	—
Norwegian Krone,
Expiring 10/06/21	Bank of America, N.A.	NOK	3,470	398,138	396,926	—	(1,212)
Expiring 11/04/21	Citibank, N.A.	NOK	3,070	350,595	351,096	501	—
Peruvian Nuevo Sol,
Expiring 10/06/21	Citibank, N.A.	PEN	879	215,309	212,568	—	(2,741)
Expiring 10/06/21	Citibank, N.A.	PEN	351	85,852	84,883	—	(969)
Expiring 11/04/21	Citibank, N.A.	PEN	320	77,398	77,330	—	(68)
Expiring 12/15/21	Goldman Sachs International	PEN	696	169,000	167,857	—	(1,143)
Philippine Peso,
Expiring 10/06/21	Citibank, N.A.	PHP	270	5,290	5,280	—	(10)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	41,765	828,256	810,135	—	(18,121)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	PHP	21,197	412,000	411,178	—	(822)
Polish Zloty,
Expiring 10/06/21	Deutsche Bank AG	PLN	975	253,490	245,142	—	(8,348)
Expiring 10/19/21	Barclays Bank PLC	PLN	1,784	459,000	448,544	—	(10,456)
Expiring 10/19/21	Goldman Sachs International	PLN	963	250,000	242,228	—	(7,772)
Russian Ruble,
Expiring 10/06/21	Citibank, N.A.	RUB	69,030	937,271	947,304	10,033	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	48,560	665,176	666,393	1,217	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	13,390	182,338	183,752	1,414	—
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	61,070	832,366	834,790	2,424	—
Expiring 12/15/21	Barclays Bank PLC	RUB	130,176	1,747,937	1,764,263	16,326	—
Expiring 12/15/21	Barclays Bank PLC	RUB	11,897	160,000	161,233	1,233	—
Expiring 12/15/21	Goldman Sachs International	RUB	11,125	151,000	150,770	—	(230)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	13,542	183,000	183,534	534	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	130,176	1,756,024	1,764,263	8,239	—
Singapore Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SGD	335	249,355	246,719	—	(2,636)
Expiring 12/15/21	Goldman Sachs International	SGD	334	248,000	245,798	—	(2,202)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	342	255,000	252,128	—	(2,872)
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	6,280	417,281	416,667	—	(614)
Expiring 10/06/21	Bank of America, N.A.	ZAR	3,010	203,262	199,709	—	(3,553)
Expiring 10/06/21	Citibank, N.A.	ZAR	12,560	849,355	833,337	—	(16,018)
Expiring 10/06/21	Citibank, N.A.	ZAR	6,280	413,784	416,668	2,884	—
Expiring 10/06/21	Citibank, N.A.	ZAR	6,280	419,063	416,668	—	(2,395)
Expiring 10/06/21	Citibank, N.A.	ZAR	2,010	135,161	133,362	—	(1,799)
Expiring 10/06/21	Deutsche Bank AG	ZAR	6,280	416,465	416,668	203	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	6,280	421,873	416,668	—	(5,205)
Expiring 10/06/21	Deutsche Bank AG	ZAR	6,280	415,262	416,669	1,407	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	6,280	415,262	416,669	1,407	—
A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/06/21	Deutsche Bank AG	ZAR	6,280	$419,360	$416,667	$—	$(2,693)
Expiring 10/06/21	Deutsche Bank AG	ZAR	3,770	257,415	250,134	—	(7,281)
Expiring 12/15/21	Barclays Bank PLC	ZAR	4,563	305,000	299,858	—	(5,142)
Expiring 12/15/21	Goldman Sachs International	ZAR	3,563	244,000	234,124	—	(9,876)
Expiring 12/15/21	Goldman Sachs International	ZAR	2,497	169,000	164,052	—	(4,948)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	5,662	382,000	372,032	—	(9,968)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	4,575	305,000	300,631	—	(4,369)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	3,472	228,000	228,172	172	—
South Korean Won,
Expiring 10/06/21	Citibank, N.A.	KRW	5,114,072	4,311,270	4,317,972	6,702	—
Expiring 10/06/21	Citibank, N.A.	KRW	285,950	241,062	241,437	375	—
Expiring 10/06/21	Citibank, N.A.	KRW	137,280	118,488	115,910	—	(2,578)
Expiring 12/15/21	Goldman Sachs International	KRW	290,089	247,000	244,681	—	(2,319)
Expiring 12/15/21	HSBC Bank PLC	KRW	487,865	413,000	411,498	—	(1,502)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	489,185	418,000	412,612	—	(5,388)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	KRW	2,902,510	2,478,363	2,448,175	—	(30,188)
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	2,080	239,053	237,606	—	(1,447)
Expiring 10/06/21	Citibank, N.A.	SEK	3,040	353,887	347,271	—	(6,616)
Expiring 10/06/21	Citibank, N.A.	SEK	3,040	352,699	347,271	—	(5,428)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	5,754	668,403	657,302	—	(11,101)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	3,060	356,955	349,556	—	(7,399)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	2,130	249,097	243,318	—	(5,779)
Swiss Franc,
Expiring 10/04/21	Goldman Sachs International	CHF	1,001	1,081,780	1,073,818	—	(7,962)
Expiring 10/06/21	Bank of America, N.A.	CHF	320	350,240	343,423	—	(6,817)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	655	700,356	702,943	2,587	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	325	354,218	348,789	—	(5,429)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	165	178,907	177,078	—	(1,829)
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	5,890	182,669	174,070	—	(8,599)
Expiring 11/04/21	Citibank, N.A.	THB	6,200	183,634	183,197	—	(437)
Expiring 12/15/21	HSBC Bank PLC	THB	14,293	434,000	422,265	—	(11,735)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	14,124	419,000	417,258	—	(1,742)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	9,416	286,000	278,183	—	(7,817)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	THB	10,891	333,000	321,756	—	(11,244)
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	3,750	430,638	420,415	—	(10,223)
				$244,805,182	$242,392,927	133,784	(2,546,039)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Citibank, N.A.	AUD	1,473	$1,077,226	$1,064,932	$12,294	$—
Expiring 10/06/21	Deutsche Bank AG	AUD	9,951	7,368,019	7,194,255	173,764	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	880	638,150	636,212	1,938	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	480	344,570	347,025	—	(2,455)
Expiring 10/19/21	HSBC Bank PLC	AUD	348	256,003	251,750	4,253	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	523	379,000	378,254	746	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	523	377,000	378,336	—	(1,336)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	1,273	936,269	920,383	15,886	—
Expiring 10/19/21	The Toronto-Dominion Bank	AUD	323	236,904	233,823	3,081	—
A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	1,695	$315,056	$311,007	$4,049	$—
Expiring 10/04/21	Citibank, N.A.	BRL	1,665	317,264	305,503	11,761	—
Expiring 10/04/21	Citibank, N.A.	BRL	1,205	225,571	221,100	4,471	—
Expiring 10/04/21	Citibank, N.A.	BRL	995	187,736	182,568	5,168	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	7,125	1,342,690	1,307,328	35,362	—
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	1,405	1,935,684	1,892,582	43,102	—
Expiring 10/04/21	Citibank, N.A.	GBP	8,609	11,799,000	11,599,991	199,009	—
Expiring 10/04/21	HSBC Bank PLC	GBP	587	813,390	791,314	22,076	—
Expiring 10/04/21	HSBC Bank PLC	GBP	139	191,574	187,648	3,926	—
Expiring 10/06/21	Bank of America, N.A.	GBP	13,213	18,257,789	17,803,275	454,514	—
Expiring 10/06/21	Bank of America, N.A.	GBP	1,028	1,420,496	1,385,134	35,362	—
Expiring 10/06/21	Citibank, N.A.	GBP	822	1,138,057	1,107,568	30,489	—
Expiring 10/06/21	Citibank, N.A.	GBP	370	509,837	498,540	11,297	—
Expiring 10/06/21	Citibank, N.A.	GBP	351	482,177	472,940	9,237	—
Expiring 10/06/21	Deutsche Bank AG	GBP	567	779,037	763,980	15,057	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	245	336,566	330,114	6,452	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	241	332,324	324,725	7,599	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	127	174,733	171,121	3,612	—
Expiring 10/19/21	Goldman Sachs International	GBP	4,173	5,779,619	5,622,890	156,729	—
Expiring 10/19/21	HSBC Bank PLC	GBP	4,915	6,770,528	6,622,698	147,830	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	1,702	2,304,527	2,293,817	10,710	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	178	247,007	240,433	6,574	—
Expiring 10/19/21	The Toronto-Dominion Bank	GBP	1,044	1,426,773	1,407,150	19,623	—
Expiring 11/02/21	Barclays Bank PLC	GBP	10,740	14,677,244	14,472,058	205,186	—
Expiring 11/04/21	Bank of America, N.A.	GBP	454	611,970	611,743	227	—
Canadian Dollar,
Expiring 10/06/21	Citibank, N.A.	CAD	450	355,689	355,277	412	—
Expiring 10/06/21	Citibank, N.A.	CAD	356	282,136	281,063	1,073	—
Expiring 10/06/21	Citibank, N.A.	CAD	225	177,517	177,639	—	(122)
Expiring 10/06/21	Deutsche Bank AG	CAD	15,966	12,665,729	12,605,230	60,499	—
Expiring 10/06/21	Deutsche Bank AG	CAD	2,870	2,276,753	2,265,878	10,875	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	450	352,512	355,277	—	(2,765)
Expiring 10/19/21	Goldman Sachs International	CAD	161	128,000	127,189	811	—
Expiring 10/19/21	HSBC Bank PLC	CAD	666	525,992	525,730	262	—
Expiring 11/04/21	Citibank, N.A.	CAD	450	353,423	355,265	—	(1,842)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CAD	340	267,710	268,423	—	(713)
Chilean Peso,
Expiring 10/06/21	Citibank, N.A.	CLP	653,428	842,589	805,475	37,114	—
Expiring 10/06/21	Citibank, N.A.	CLP	273,750	346,738	337,449	9,289	—
Expiring 10/06/21	Citibank, N.A.	CLP	273,750	346,322	337,450	8,872	—
Expiring 11/04/21	Citibank, N.A.	CLP	461,128	567,703	566,775	928	—
Expiring 12/15/21	Citibank, N.A.	CLP	134,293	170,000	164,477	5,523	—
Expiring 12/15/21	Goldman Sachs International	CLP	1,208,150	1,544,061	1,479,698	64,363	—
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	11,395	1,763,659	1,766,093	—	(2,434)
Expiring 10/08/21	Bank of America, N.A.	CNH	3,449	531,474	534,555	—	(3,081)
Expiring 10/08/21	Citibank, N.A.	CNH	1,989	306,316	308,272	—	(1,956)
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	CNH	1,727	267,029	267,665	—	(636)
Expiring 11/04/21	Bank of America, N.A.	CNH	1,727	266,718	267,087	—	(369)
Expiring 11/04/21	Bank of America, N.A.	CNH	1,540	237,570	238,167	—	(597)
Expiring 11/18/21	Citibank, N.A.	CNH	2,565	394,000	396,289	—	(2,289)
Expiring 11/18/21	Citibank, N.A.	CNH	2,020	309,552	312,069	—	(2,517)
Expiring 11/18/21	Citibank, N.A.	CNH	1,681	259,000	259,683	—	(683)
Expiring 11/18/21	Goldman Sachs International	CNH	3,729	569,830	576,050	—	(6,220)
A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/18/21	Goldman Sachs International	CNH	2,008	$307,000	$310,257	$—	$(3,257)
Expiring 11/18/21	HSBC Bank PLC	CNH	12,551	1,920,582	1,938,943	—	(18,361)
Expiring 11/18/21	HSBC Bank PLC	CNH	8,053	1,230,850	1,244,101	—	(13,251)
Expiring 11/18/21	HSBC Bank PLC	CNH	2,675	413,000	413,189	—	(189)
Expiring 11/18/21	HSBC Bank PLC	CNH	2,143	330,087	331,045	—	(958)
Expiring 11/18/21	HSBC Bank PLC	CNH	2,135	327,000	329,755	—	(2,755)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	3,270	504,000	505,212	—	(1,212)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	3,206	494,000	495,306	—	(1,306)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	3,173	485,000	490,145	—	(5,145)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	2,606	399,000	402,571	—	(3,571)
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	1,050,386	277,720	275,736	1,984	—
Expiring 11/04/21	Citibank, N.A.	COP	334,086	86,836	87,518	—	(682)
Expiring 12/15/21	Citibank, N.A.	COP	1,583,533	411,000	413,724	—	(2,724)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	3,548,620	939,248	927,136	12,112	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	1,565,333	406,000	408,969	—	(2,969)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	952,062	247,000	248,742	—	(1,742)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	617,757	161,000	161,399	—	(399)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	611,304	159,000	159,713	—	(713)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	1,337,671	346,000	349,489	—	(3,489)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	963,793	250,000	251,807	—	(1,807)
Czech Koruna,
Expiring 10/06/21	Bank of America, N.A.	CZK	12,080	564,278	552,066	12,212	—
Expiring 10/06/21	Bank of America, N.A.	CZK	11,610	542,324	530,587	11,737	—
Expiring 10/06/21	Bank of America, N.A.	CZK	4,600	211,752	210,224	1,528	—
Expiring 10/06/21	Deutsche Bank AG	CZK	4,300	200,828	196,514	4,314	—
Expiring 10/19/21	Citibank, N.A.	CZK	8,225	381,000	375,753	5,247	—
Expiring 10/19/21	Citibank, N.A.	CZK	6,683	307,000	305,311	1,689	—
Expiring 10/19/21	Goldman Sachs International	CZK	5,358	246,000	244,769	1,231	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	8,963	410,000	409,430	570	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	5,296	247,000	241,924	5,076	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	5,192	238,000	237,193	807	—
Danish Krone,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	DKK	1,560	248,888	243,018	5,870	—
Euro,
Expiring 10/04/21	Barclays Bank PLC	EUR	651	768,092	754,021	14,071	—
Expiring 10/04/21	Barclays Bank PLC	EUR	610	722,009	706,854	15,155	—
Expiring 10/04/21	Barclays Bank PLC	EUR	102	120,147	117,718	2,429	—
Expiring 10/04/21	Citibank, N.A.	EUR	423	501,646	490,437	11,209	—
Expiring 10/04/21	Goldman Sachs International	EUR	107,279	126,416,907	124,277,011	2,139,896	—
Expiring 10/04/21	HSBC Bank PLC	EUR	204	242,066	235,804	6,262	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	87	102,685	101,168	1,517	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	809	959,763	937,338	22,425	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	325	380,774	375,992	4,782	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	234	274,462	270,824	3,638	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	102	120,028	117,720	2,308	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	101	118,509	117,134	1,375	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	90	106,235	104,567	1,668	—
Expiring 10/06/21	Bank of America, N.A.	EUR	771	911,069	893,199	17,870	—
Expiring 10/06/21	Bank of America, N.A.	EUR	541	639,996	626,745	13,251	—
Expiring 10/06/21	Citibank, N.A.	EUR	301	353,455	348,706	4,749	—
Expiring 10/06/21	Citibank, N.A.	EUR	193	227,884	223,590	4,294	—
Expiring 10/06/21	Citibank, N.A.	EUR	101	117,969	117,008	961	—
Expiring 10/06/21	Citibank, N.A.	EUR	69	81,579	79,936	1,643	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	41,566	49,295,156	48,153,961	1,141,195	—
A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	1,016	$1,204,924	$1,177,030	$27,894	$—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	506	597,932	586,198	11,734	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	354	415,215	410,107	5,108	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	300	354,973	347,548	7,425	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	298	350,137	345,231	4,906	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	275	326,521	318,586	7,935	—
Expiring 10/19/21	Citibank, N.A.	EUR	7,500	8,803,925	8,690,778	113,147	—
Expiring 10/19/21	HSBC Bank PLC	EUR	124	144,727	143,524	1,203	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	2,728	3,197,929	3,160,908	37,021	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	1,747	2,044,417	2,023,949	20,468	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	1,586	1,865,712	1,838,156	27,556	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	39,138	46,025,000	45,351,383	673,617	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	7,495	8,857,885	8,685,331	172,554	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	3,469	4,073,582	4,019,427	54,155	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	980	1,151,738	1,135,873	15,865	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	673	789,479	779,406	10,073	—
Expiring 11/02/21	Goldman Sachs International	EUR	111,016	129,881,837	128,675,884	1,205,953	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	EUR	182	211,399	211,041	358	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	1,496	1,734,018	1,734,039	—	(21)
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	118,200	403,055	380,875	22,180	—
Expiring 10/06/21	Bank of America, N.A.	HUF	69,800	238,014	224,916	13,098	—
Expiring 10/06/21	Deutsche Bank AG	HUF	35,948	119,419	115,836	3,583	—
Expiring 10/06/21	Deutsche Bank AG	HUF	28,050	92,654	90,386	2,268	—
Expiring 10/06/21	Deutsche Bank AG	HUF	28,050	92,701	90,385	2,316	—
Expiring 10/06/21	Deutsche Bank AG	HUF	21,736	72,195	70,040	2,155	—
Expiring 10/19/21	Barclays Bank PLC	HUF	157,886	531,000	508,530	22,470	—
Expiring 10/19/21	Barclays Bank PLC	HUF	69,710	233,000	224,527	8,473	—
Expiring 10/19/21	Citibank, N.A.	HUF	380,586	1,262,000	1,225,819	36,181	—
Expiring 10/19/21	Goldman Sachs International	HUF	92,593	309,000	298,229	10,771	—
Expiring 10/19/21	Goldman Sachs International	HUF	73,599	248,000	237,053	10,947	—
Expiring 10/19/21	Goldman Sachs International	HUF	63,764	211,000	205,374	5,626	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	75,486	251,000	243,132	7,868	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	69,872	234,000	225,049	8,951	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	63,201	215,000	203,561	11,439	—
Indian Rupee,
Expiring 10/06/21	Citibank, N.A.	INR	82,930	1,117,354	1,115,985	1,369	—
Expiring 10/06/21	Citibank, N.A.	INR	32,360	435,854	435,466	388	—
Expiring 11/03/21	Citibank, N.A.	INR	19,742	264,656	264,784	—	(128)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	INR	17,508	234,755	234,821	—	(66)
Expiring 12/15/21	Goldman Sachs International	INR	31,782	425,000	424,467	533	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	28,205	377,000	376,693	307	—
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	6,200,000	433,839	432,712	1,127	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	15,415,656	1,080,739	1,075,894	4,845	—
Expiring 11/04/21	Citibank, N.A.	IDR	15,415,656	1,075,273	1,072,238	3,035	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	5,474,970	381,000	379,013	1,987	—
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	2,330	722,675	722,739	—	(64)
Expiring 10/06/21	Bank of America, N.A.	ILS	2,305	714,921	714,984	—	(63)
Expiring 12/15/21	Goldman Sachs International	ILS	773	241,690	239,891	1,799	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ILS	794	247,000	246,558	442	—
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	46,900	427,976	421,421	6,555	—
Expiring 10/06/21	Citibank, N.A.	JPY	4,643,290	42,220,839	41,722,362	498,477	—
A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/06/21	Citibank, N.A.	JPY	49,718	$452,896	$446,742	$6,154	$—
Expiring 10/06/21	Citibank, N.A.	JPY	39,100	357,722	351,333	6,389	—
Expiring 10/06/21	Citibank, N.A.	JPY	30,700	279,151	275,855	3,296	—
Expiring 10/06/21	Deutsche Bank AG	JPY	809,238	7,388,962	7,271,422	117,540	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	81,136	735,000	729,107	5,893	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	JPY	21,562	192,791	193,783	—	(992)
Malaysian Ringgit,
Expiring 10/06/21	Deutsche Bank AG	MYR	5,350	1,284,205	1,276,610	7,595	—
Mexican Peso,
Expiring 10/06/21	Citibank, N.A.	MXN	24,909	1,243,417	1,205,342	38,075	—
Expiring 10/06/21	Citibank, N.A.	MXN	2,499	123,645	120,926	2,719	—
Expiring 10/06/21	Citibank, N.A.	MXN	1,231	60,980	59,568	1,412	—
Expiring 11/04/21	Citibank, N.A.	MXN	10,020	485,576	482,922	2,654	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	7,748	380,000	371,227	8,773	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	7,737	382,000	370,721	11,279	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	7,681	381,000	368,016	12,984	—
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	21,585	782,746	775,958	6,788	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	240	8,617	8,627	—	(10)
Expiring 11/04/21	Citibank, N.A.	TWD	9,950	357,978	358,308	—	(330)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	11,679	421,000	421,598	—	(598)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	8,291	301,000	299,309	1,691	—
New Zealand Dollar,
Expiring 10/06/21	Bank of America, N.A.	NZD	1,000	711,222	690,328	20,894	—
Expiring 10/06/21	Bank of America, N.A.	NZD	985	692,170	679,973	12,197	—
Expiring 10/06/21	Bank of America, N.A.	NZD	495	352,122	341,713	10,409	—
Expiring 10/06/21	Citibank, N.A.	NZD	385	273,690	265,776	7,914	—
Expiring 10/06/21	Citibank, N.A.	NZD	295	209,473	203,647	5,826	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	505	354,140	348,616	5,524	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	255	178,942	176,034	2,908	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	255	178,686	176,034	2,652	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	617	427,994	425,901	2,093	—
Norwegian Krone,
Expiring 10/06/21	Citibank, N.A.	NOK	4,280	494,673	489,581	5,092	—
Expiring 10/06/21	Citibank, N.A.	NOK	3,070	354,071	351,171	2,900	—
Expiring 10/06/21	Citibank, N.A.	NOK	2,008	232,080	229,691	2,389	—
Expiring 10/06/21	Citibank, N.A.	NOK	1,730	200,092	197,891	2,201	—
Expiring 10/06/21	Deutsche Bank AG	NOK	1,970	226,819	225,345	1,474	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NOK	3,070	353,062	351,171	1,891	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NOK	1,850	211,392	211,572	—	(180)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NOK	1,410	160,989	161,252	—	(263)
Peruvian Nuevo Sol,
Expiring 10/06/21	Citibank, N.A.	PEN	910	222,832	220,065	2,767	—
Expiring 10/06/21	Citibank, N.A.	PEN	320	77,437	77,387	50	—
Philippine Peso,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	PHP	270	5,422	5,279	143	—
Expiring 11/04/21	Citibank, N.A.	PHP	270	5,267	5,266	1	—
Expiring 12/15/21	Citibank, N.A.	PHP	12,774	254,000	247,778	6,222	—
Expiring 12/15/21	Goldman Sachs International	PHP	21,016	416,000	407,665	8,335	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	25,108	496,000	487,024	8,976	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	12,526	249,000	242,982	6,018	—
Polish Zloty,
Expiring 10/06/21	Citibank, N.A.	PLN	2,080	546,919	522,969	23,950	—
Expiring 10/06/21	Citibank, N.A.	PLN	1,175	308,957	295,427	13,530	—
Expiring 10/19/21	Goldman Sachs International	PLN	907	234,000	227,916	6,084	—
A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	980	$247,000	$246,484	$516	$—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	978	245,000	245,845	—	(845)
Russian Ruble,
Expiring 10/06/21	Citibank, N.A.	RUB	48,560	659,335	666,393	—	(7,058)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	61,070	836,539	838,069	—	(1,530)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	10,675	144,687	146,494	—	(1,807)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	10,675	145,011	146,494	—	(1,483)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	48,560	661,858	663,785	—	(1,927)
Expiring 12/15/21	Citibank, N.A.	RUB	20,074	272,400	272,063	337	—
Expiring 12/15/21	Citibank, N.A.	RUB	18,972	257,000	257,128	—	(128)
Expiring 12/15/21	Citibank, N.A.	RUB	18,488	249,800	250,567	—	(767)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	31,393	426,000	425,467	533	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	17,234	234,000	233,570	430	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	12,097	164,000	163,949	51	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	24,699	334,000	334,745	—	(745)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	11,695	157,000	158,506	—	(1,506)
Singapore Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SGD	1,170	870,883	861,677	9,206	—
Expiring 11/03/21	Bank of America, N.A.	SGD	250	183,893	184,109	—	(216)
Expiring 12/15/21	Citibank, N.A.	SGD	543	401,000	399,811	1,189	—
Expiring 12/15/21	Citibank, N.A.	SGD	353	261,000	259,679	1,321	—
Expiring 12/15/21	Goldman Sachs International	SGD	6,572	4,889,010	4,839,289	49,721	—
Expiring 12/15/21	Goldman Sachs International	SGD	596	443,000	438,996	4,004	—
Expiring 12/15/21	Goldman Sachs International	SGD	351	260,000	258,820	1,180	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	365	270,000	269,094	906	—
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	6,430	442,320	426,621	15,699	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	6,280	428,818	416,668	12,150	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	5,260	357,977	348,993	8,984	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	5,140	352,877	341,031	11,846	—
Expiring 10/06/21	Citibank, N.A.	ZAR	6,280	424,830	416,669	8,161	—
Expiring 10/06/21	Citibank, N.A.	ZAR	3,180	215,044	210,988	4,056	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	ZAR	72,510	5,030,177	4,810,924	219,253	—
Expiring 12/15/21	Barclays Bank PLC	ZAR	24,290	1,663,515	1,596,114	67,401	—
Expiring 12/15/21	Citibank, N.A.	ZAR	14,765	1,021,304	970,222	51,082	—
Expiring 12/15/21	HSBC Bank PLC	ZAR	26,594	1,843,410	1,747,486	95,924	—
South Korean Won,
Expiring 10/06/21	Citibank, N.A.	KRW	4,275,692	3,690,395	3,610,102	80,293	—
Expiring 10/06/21	Deutsche Bank AG	KRW	838,380	721,802	707,871	13,931	—
Expiring 10/06/21	Deutsche Bank AG	KRW	423,230	361,673	357,346	4,327	—
Expiring 11/04/21	Citibank, N.A.	KRW	5,114,072	4,308,982	4,315,697	—	(6,715)
Expiring 11/04/21	Citibank, N.A.	KRW	285,950	240,934	241,309	—	(375)
Expiring 11/04/21	Citibank, N.A.	KRW	235,950	198,946	199,115	—	(169)
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	8,510	991,083	972,131	18,952	—
Expiring 10/06/21	Bank of America, N.A.	SEK	5,680	661,498	648,849	12,649	—
Expiring 10/06/21	Bank of America, N.A.	SEK	3,060	350,393	349,556	837	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	5,739	656,876	655,589	1,287	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	3,010	350,919	343,844	7,075	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	1,490	173,025	170,208	2,817	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	1,490	173,036	170,208	2,828	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	SEK	2,680	305,539	306,207	—	(668)
Swiss Franc,
Expiring 10/04/21	HSBC Bank PLC	CHF	587	642,847	629,635	13,212	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	CHF	414	452,434	444,183	8,251	—
A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	2,205	$2,407,699	$2,366,396	$41,303	$—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	1,315	1,435,884	1,411,252	24,632	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	330	357,101	354,154	2,947	—
Expiring 10/19/21	Goldman Sachs International	CHF	1,054	1,148,000	1,131,275	16,725	—
Expiring 11/02/21	Goldman Sachs International	CHF	1,001	1,082,539	1,074,560	7,979	—
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	7,970	238,587	235,541	3,046	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	23,780	732,519	702,781	29,738	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	22,660	698,019	669,682	28,337	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	8,370	251,163	247,363	3,800	—
Expiring 12/15/21	Citibank, N.A.	THB	10,448	318,000	308,650	9,350	—
Expiring 12/15/21	HSBC Bank PLC	THB	93,308	2,871,972	2,756,562	115,410	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	24,387	746,000	720,474	25,526	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	18,894	583,000	558,177	24,823	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	15,128	468,000	446,926	21,074	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	13,784	412,000	407,220	4,780	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	10,959	333,000	323,760	9,240	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	10,886	326,000	321,596	4,404	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	10,861	319,000	320,869	—	(1,869)
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	3,750	425,267	420,416	4,851	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TRY	36,865	4,377,174	4,132,962	244,212	—
Expiring 11/04/21	Deutsche Bank AG	TRY	6,200	685,508	684,605	903	—
Expiring 11/04/21	Deutsche Bank AG	TRY	3,750	415,757	414,076	1,681	—
Expiring 11/04/21	Deutsche Bank AG	TRY	3,465	386,719	382,606	4,113	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	TRY	7,081	810,716	765,164	45,552	—
				$657,342,426	$647,244,335	10,223,159	(125,068)
						$10,356,943	$(2,671,107)
Cross currency exchange contracts outstanding at September 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	CHF	523	EUR	484	$452	$—	Morgan Stanley & Co. International PLC
10/19/21	Buy	CHF	576	EUR	531	3,357	—	Citibank, N.A.
10/19/21	Buy	EUR	111	HUF	39,305	1,840	—	Citibank, N.A.
10/19/21	Buy	EUR	183	HUF	64,949	3,050	—	Citibank, N.A.
10/19/21	Buy	EUR	325	PLN	1,497	152	—	Barclays Bank PLC
						$8,851	$—
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of Chile	12/20/21	1.000%(Q)	370	0.217%	$764	$706	$58	Citibank, N.A.
A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,191	12/15/26	0.969%(S)	6 Month BBSW(2)(S)	$1,507	$(9,294)	$(10,801)
AUD	1,730	03/20/27	1.375%(S)	6 Month BBSW(2)(S)	936	(10,428)	(11,364)
AUD	6,530	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	657,898	531,201	(126,697)
AUD	501	12/15/31	1.719%(S)	6 Month BBSW(2)(S)	7,450	264	(7,186)
BRL	41,837	01/02/29	9.440%(T)	1 Day BROIS(2)(T)	—	(621,975)	(621,975)
BRL	17,965	01/02/29	9.473%(T)	1 Day BROIS(2)(T)	—	(259,458)	(259,458)
CAD	2,370	12/03/23	2.450%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	62,603	70,343	7,740
CAD	7,500	12/03/26	2.550%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	357,436	332,318	(25,118)
CAD	2,077	12/15/26	1.469%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(1,569)	(12,353)	(10,784)
CAD	1,543	12/20/26	1.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	2,093	(4,298)	(6,391)
CAD	477	12/15/31	2.000%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	6,194	(493)	(6,687)
CAD	1,187	03/17/32	2.219%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	10,268	10,268
CAD	940	12/03/41	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	89,596	64,638	(24,958)
CAD	1,430	12/03/50	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	160,505	114,813	(45,692)
CHF	1,050	08/10/31	(0.220)%(A)	6 Month CHF LIBOR(2)(A)	—	(27,755)	(27,755)
CLP	2,416,000	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(173,994)	(173,994)
CLP	2,570,000	08/13/31	4.380%(S)	1 Day CLOIS(2)(S)	—	(260,037)	(260,037)
CNH	66,000	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(95)	4,793	4,888
CNH	83,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(353)	(27,737)	(27,384)
COP	15,392,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(200,467)	(200,467)
COP	9,062,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(118,024)	(118,024)
A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	$—	$(21,209)	$(21,209)
EUR	1,082	12/21/25	(0.280)%(A)	6 Month EURIBOR(1)(S)	(341)	4,503	4,844
EUR	726	12/15/26	(0.219)%(A)	6 Month EURIBOR(1)(S)	(3,732)	2,257	5,989
EUR	298	12/15/31	0.156%(A)	6 Month EURIBOR(1)(S)	(3,677)	963	4,640
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(46,102)	(27,166)	18,936
GBP	590	12/15/26	0.500%(A)	1 Day SONIA(1)(A)	2,066	11,130	9,064
GBP	873	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(1,612)	7,044	8,656
GBP	8,870	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(683,472)	(320,434)	363,038
GBP	266	12/15/31	0.781%(A)	1 Day SONIA(1)(A)	(3,022)	5,453	8,475
GBP	595	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(8,429)	1,517	9,946
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	187,613	73,954	(113,659)
GBP	2,770	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	550,342	215,266	(335,076)
HUF	1,364,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	(340,870)	(436,948)	(96,078)
HUF	1,110,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(174,373)	(174,373)
ILS	12,320	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(91,042)	(91,042)
JPY	680,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	5,888	(2,515)	(8,403)
JPY	980,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	24,284	(11,306)	(35,590)
JPY	140,049	03/21/27	(0.050)%(A)	1 Day TONAR(1)(A)	413	1,524	1,111
JPY	615,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	6,558	(17,628)	(24,186)
JPY	622,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	12,643	(28,032)	(40,675)
JPY	42,065	03/16/32	0.030%(A)	1 Day TONAR(1)(A)	757	1,557	800
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	14,027	(29,802)	(43,829)
JPY	504,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	24,013	(39,718)	(63,731)
JPY	38,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)	—	(4,965)	(4,965)
JPY	233,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	31,245	(20,630)	(51,875)
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	34,322	(9,457)	(43,779)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)	—	(7,497)	(7,497)
KRW	3,820,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(85,631)	(85,631)
MXN	71,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(214)	(89,880)	(89,666)
MXN	152,900	07/31/31	7.010%(M)	28 Day Mexican Interbank Rate(2)(M)	(524)	(218,683)	(218,159)
NOK	10,947	12/20/26	1.844%(A)	6 Month NIBOR(1)(S)	(8,874)	5,758	14,632
NOK	7,794	03/16/27	1.563%(A)	6 Month NIBOR(1)(S)	253	11,822	11,569
NOK	8,028	03/18/31	1.469%(A)	6 Month NIBOR(1)(S)	10,677	24,997	14,320
NOK	30,800	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(131,496)	(131,496)
NOK	3,761	12/15/31	1.469%(A)	6 Month NIBOR(1)(S)	834	17,918	17,084
NZD	2,559	03/16/27	1.889%(S)	3 Month BBR(2)(Q)	(688)	(11,180)	(10,492)
NZD	11,230	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	(4,805)	(194,126)	(189,321)
NZD	5,280	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(112,391)	(112,391)
NZD	599	03/16/32	2.136%(S)	3 Month BBR(2)(Q)	(341)	(7,913)	(7,572)
PLN	28,450	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(124,780)	(349,472)	(224,692)
PLN	14,000	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(168,944)	(168,944)
PLN	1,620	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	—	(16,305)	(16,305)
SEK	6,982	12/15/26	0.438%(A)	3 Month STIBOR(1)(Q)	(3,545)	4,670	8,215
SEK	11,345	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(2,264)	(7,601)	(5,337)
SEK	32,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(122,932)	(122,932)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)	(3,376)	(33,001)	(29,625)
THB	28,000	08/17/31	1.320%(S)	6 Month BIBOR(2)(S)	—	(23,324)	(23,324)
	1,227	06/21/26	0.906%(S)	3 Month LIBOR(2)(Q)	(11,562)	(19,718)	(8,156)
	1,804	03/16/27	1.031%(S)	3 Month LIBOR(2)(Q)	(1,364)	(17,805)	(16,441)
	884	12/16/31	1.750%(S)	3 Month LIBOR(1)(Q)	(984)	12,744	13,728
	411	03/16/32	1.406%(S)	3 Month LIBOR(2)(Q)	(1,396)	(9,051)	(7,655)
ZAR	122,000	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	19,471	(115,091)	(134,562)
ZAR	156,100	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	338,353	161,057	(177,296)
ZAR	97,500	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(3,142)	(122,507)	(119,365)
					$1,348,844	$(3,133,314)	$(4,482,158)

A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	234,670	09/15/26	2.633%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$242,672	$—	$242,672	JPMorgan Chase Bank, N.A.
CNH	8,645	12/15/26	2.423%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5,417)	—	(5,417)	BNP Paribas S.A.
CNH	3,219	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rates(2)(Q)	95	—	95	Citibank, N.A.
CNH	5,628	12/15/26	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	308	—	308	Citibank, N.A.
CNH	4,074	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	881	—	881	JPMorgan Chase Bank, N.A.
KRW	5,395,803	12/15/26	1.725%(Q)	3 Month KWCDC(2)(Q)	(30,960)	—	(30,960)	Goldman Sachs International
KRW	2,737,488	12/15/31	1.764%(Q)	3 Month KWCDC(2)(Q)	(41,352)	—	(41,352)	JPMorgan Chase Bank, N.A.
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(6,753)	(91)	(6,662)	HSBC Bank PLC
					$159,474	$(91)	$159,565

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A60